UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Equity-Income Fund

October 31, 2008

1.809096.104

EQU-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.9%
Gentex Corp.	753,020	$ 7,221
Johnson Controls, Inc.	4,635,848	82,194
Magna International, Inc. Class A	766,000	25,690
The Goodyear Tire & Rubber Co. (a)	6,545,400	58,385
TRW Automotive Holdings Corp. (a)	1,230,257	7,775
		181,265
Automobiles - 0.6%
Fiat SpA	2,584,600	20,542
Harley-Davidson, Inc. (d)	2,829,950	69,277
Renault SA	663,421	20,332
Winnebago Industries, Inc.	487,426	2,895
		113,046
Diversified Consumer Services - 0.6%
H&R Block, Inc.	5,635,534	111,133
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	154,300	8,939
Starbucks Corp. (a)	4,724,100	62,027
		70,966
Household Durables - 1.6%
Beazer Homes USA, Inc. (a)(d)	1,597,900	5,065
Black & Decker Corp.	935,400	47,350
Centex Corp.	3,164,600	38,766
KB Home	566,900	9,462
Lennar Corp. Class A (d)	1,913,100	14,807
Newell Rubbermaid, Inc.	3,390,080	46,614
Pulte Homes, Inc.	2,569,449	28,624
The Stanley Works	1,196,941	39,188
Whirlpool Corp.	1,744,248	81,369
		311,245
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	3,683,764	17,977
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,531,000	12,253
Eastman Kodak Co.	1,861,300	17,087
		29,340
Media - 3.1%
Ascent Media Corp. (a)	191,422	4,841
Belo Corp. Series A	2,841,027	6,051
CC Media Holdings, Inc. Class A (a)	2,159,142	10,796
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	8,147,455	$ 128,404
Informa PLC	4,412,400	14,947
Interpublic Group of Companies, Inc. (a)	3,087,600	16,025
McGraw-Hill Companies, Inc.	678,500	18,211
Scripps Networks Interactive, Inc. Class A	1,879,586	53,380
The New York Times Co. Class A (d)	799,261	7,993
The Walt Disney Co.	2,974,410	77,037
Time Warner Cable, Inc. (a)	1,817,495	35,587
Time Warner, Inc.	17,163,690	173,182
Virgin Media, Inc.	4,234,663	24,392
Vivendi	990,491	25,891
		596,737
Multiline Retail - 1.5%
Kohl's Corp. (a)	4,275,047	150,182
Macy's, Inc.	4,271,600	52,498
Target Corp.	2,172,400	87,157
Tuesday Morning Corp. (a)	1,513,113	3,389
		293,226
Specialty Retail - 1.8%
Chico's FAS, Inc. (a)	685,600	2,331
Home Depot, Inc.	8,324,400	196,373
Lowe's Companies, Inc.	1,080,122	23,439
OfficeMax, Inc.	1,415,127	11,392
PetSmart, Inc.	851,532	16,767
RadioShack Corp.	1,246,800	15,784
Staples, Inc.	3,572,555	69,415
Williams-Sonoma, Inc.	2,212,200	18,317
		353,818
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,144,400	17,477
TOTAL CONSUMER DISCRETIONARY		2,096,230
CONSUMER STAPLES - 5.4%
Beverages - 0.6%
Carlsberg AS Series B	567,700	22,349
Heineken NV (Bearer)	709,846	23,945
The Coca-Cola Co.	1,470,735	64,801
		111,095
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	1,626,300	$ 49,846
Rite Aid Corp. (a)(d)	5,189,032	2,595
Wal-Mart Stores, Inc.	3,393,837	189,410
Winn-Dixie Stores, Inc. (a)	1,485,086	22,306
		264,157
Food Products - 1.4%
Archer Daniels Midland Co.	684,377	14,187
Hershey Co.	2,043,400	76,096
Kraft Foods, Inc. Class A	1,774,840	51,719
Marine Harvest ASA (a)	53,809,600	8,692
Nestle SA (Reg.)	2,282,126	88,726
Tyson Foods, Inc. Class A	3,796,573	33,182
		272,602
Household Products - 1.2%
Energizer Holdings, Inc. (a)	493,900	24,132
Kimberly-Clark Corp.	1,439,700	88,239
Procter & Gamble Co.	1,808,017	116,689
		229,060
Personal Products - 0.1%
Avon Products, Inc.	801,900	19,911
Tobacco - 0.8%
Philip Morris International, Inc.	3,711,295	161,330
TOTAL CONSUMER STAPLES		1,058,155
ENERGY - 17.6%
Energy Equipment & Services - 2.5%
BJ Services Co.	1,329,376	17,082
Halliburton Co.	2,817,600	55,760
Nabors Industries Ltd. (a)	3,229,551	46,441
Noble Corp.	4,714,844	151,865
Pride International, Inc. (a)	1,100,800	20,684
Schlumberger Ltd. (NY Shares)	3,766,863	194,558
		486,390
Oil, Gas & Consumable Fuels - 15.1%
Anadarko Petroleum Corp.	616,500	21,762
Apache Corp.	1,356,410	111,673
Boardwalk Pipeline Partners, LP	1,159,770	27,834
Chevron Corp.	5,642,082	420,899
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	5,545,900	$ 288,498
CONSOL Energy, Inc.	762,010	23,919
Devon Energy Corp.	386,000	31,212
EOG Resources, Inc.	1,690,900	136,828
Exxon Mobil Corp.	16,415,295	1,216,701
Hess Corp.	1,735,000	104,464
Occidental Petroleum Corp.	2,699,300	149,919
Peabody Energy Corp.	730,639	25,214
Repsol YPF SA	298,700	5,680
Repsol YPF SA sponsored ADR	4,167,511	79,683
Royal Dutch Shell PLC:
Class A sponsored ADR	2,174,000	121,331
Class B ADR	258,000	14,265
Total SA sponsored ADR	1,122,502	62,232
Valero Energy Corp.	2,901,940	59,722
Williams Companies, Inc.	1,533,500	32,157
		2,933,993
TOTAL ENERGY		3,420,383
FINANCIALS - 24.2%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	8,962,149	292,166
Credit Suisse Group sponsored ADR	1,235,900	46,223
Deutsche Bank AG	188,500	7,158
Deutsche Bank AG (NY Shares)	915,400	34,767
Goldman Sachs Group, Inc.	1,251,621	115,775
KKR Private Equity Investors, LP (a)	1,270,657	6,264
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	1,714,600	8,453
Merrill Lynch & Co., Inc.	6,192,787	115,124
Morgan Stanley	5,219,983	91,193
State Street Corp.	787,320	34,130
UBS AG (NY Shares)	914,400	15,453
		766,706
Commercial Banks - 6.6%
Associated Banc-Corp.	3,960,222	87,362
Fifth Third Bancorp	3,829,300	41,548
HSBC Holdings PLC sponsored ADR	2,037,861	120,234
Huntington Bancshares, Inc.	380,910	3,600
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	4,384,700	$ 53,625
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	8,763,875	54,949
PNC Financial Services Group, Inc.	3,446,900	229,805
Sterling Financial Corp., Washington	2,430,424	20,634
U.S. Bancorp, Delaware	3,236,302	96,474
Wachovia Corp.	7,806,723	50,041
Wells Fargo & Co.	15,361,436	523,057
		1,281,329
Consumer Finance - 1.2%
Capital One Financial Corp.	1,958,100	76,601
Discover Financial Services	8,563,961	104,909
Promise Co. Ltd.	1,134,050	20,354
SLM Corp. (a)	3,039,268	32,429
		234,293
Diversified Financial Services - 8.4%
Bank of America Corp.	28,266,586	683,203
CIT Group, Inc.	1,712,400	7,089
Citigroup, Inc.	12,389,606	169,118
JPMorgan Chase & Co.	18,831,849	776,814
		1,636,224
Insurance - 2.8%
ACE Ltd.	2,236,301	128,274
Allianz AG sponsored ADR	1,608,500	12,192
American International Group, Inc.	5,927,897	11,322
Hartford Financial Services Group, Inc.	2,057,600	21,234
MBIA, Inc. (d)	1,297,600	12,755
MetLife, Inc.	1,648,112	54,750
MetLife, Inc. unit	2,020,300	17,516
Montpelier Re Holdings Ltd.	3,835,478	54,886
PartnerRe Ltd.	1,199,126	81,169
Reinsurance Group of America, Inc. Class B	55,908	2,071
The Travelers Companies, Inc.	2,639,140	112,295
XL Capital Ltd. Class A	4,222,600	40,959
		549,423
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	2,636,100	36,642
Developers Diversified Realty Corp.	2,158,602	28,429
General Growth Properties, Inc.	382,700	1,584
HCP, Inc.	1,961,300	58,702
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	987,967	$ 13,911
Senior Housing Properties Trust (SBI)	1,657,268	31,770
		171,038
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	4,167,751	29,216
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	1,355,800	5,261
New York Community Bancorp, Inc.	2,730,782	42,764
Washington Mutual, Inc.	7,134,514	442
		48,467
TOTAL FINANCIALS		4,716,696
HEALTH CARE - 7.8%
Biotechnology - 0.6%
Amgen, Inc. (a)	2,078,778	124,498
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	7,193,138	64,954
Covidien Ltd.	1,863,290	82,525
Medtronic, Inc.	921,300	37,156
		184,635
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	2,284,099	19,689
UnitedHealth Group, Inc.	228,700	5,427
		25,116
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	3,665,700	75,330
Johnson & Johnson	5,053,000	309,951
Merck & Co., Inc.	4,757,500	147,245
Novartis AG sponsored ADR	534,000	27,229
Pfizer, Inc.	19,404,500	343,654
Schering-Plough Corp.	6,197,640	89,804
Wyeth	5,794,200	186,457
		1,179,670
TOTAL HEALTH CARE		1,513,919
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	756,000	$ 45,602
Honeywell International, Inc.	5,696,150	173,448
Lockheed Martin Corp.	505,100	42,959
Spirit AeroSystems Holdings, Inc. Class A (a)	2,637,318	42,540
The Boeing Co.	1,803,716	94,280
United Technologies Corp.	2,945,060	161,860
		560,689
Building Products - 0.2%
Masco Corp.	4,232,847	42,963
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	1,951,621	68,346
Waste Management, Inc.	1,291,900	40,346
		108,692
Industrial Conglomerates - 4.0%
3M Co.	2,445,470	157,244
General Electric Co.	20,898,250	407,725
Rheinmetall AG	445,100	13,825
Siemens AG sponsored ADR	2,365,700	142,297
Textron, Inc.	386,400	6,839
Tyco International Ltd.	2,128,290	53,803
		781,733
Machinery - 1.4%
Briggs & Stratton Corp. (e)	3,587,785	56,543
Caterpillar, Inc.	813,100	31,036
Eaton Corp.	1,339,100	59,724
Illinois Tool Works, Inc.	1,012,100	33,794
Ingersoll-Rand Co. Ltd. Class A	2,051,792	37,856
Kennametal, Inc.	1,200,409	25,473
SPX Corp.	943,685	36,558
		280,984
Professional Services - 0.2%
Equifax, Inc.	1,081,119	28,196
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	1,051,800	93,673
Union Pacific Corp.	908,400	60,654
		154,327
TOTAL INDUSTRIALS		1,957,584
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	6,763,220	$ 120,182
Motorola, Inc.	7,292,070	39,158
		159,340
Computers & Peripherals - 1.7%
EMC Corp. (a)	1,925,700	22,685
Hewlett-Packard Co.	4,379,807	167,659
International Business Machines Corp.	1,606,600	149,366
		339,710
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	1,876,900	32,752
Avnet, Inc. (a)	1,895,215	31,726
Tyco Electronics Ltd.	2,929,590	56,951
		121,429
IT Services - 0.2%
MoneyGram International, Inc.	2,437,904	2,633
The Western Union Co.	1,158,703	17,682
Unisys Corp. (a)	6,084,500	9,248
		29,563
Office Electronics - 0.1%
Xerox Corp.	3,524,498	28,266
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	3,045,200	65,045
Applied Materials, Inc.	7,126,200	91,999
Atmel Corp. (a)	2,613,756	10,847
Intel Corp.	12,248,560	195,977
Micron Technology, Inc. (a)	2,748,200	12,944
National Semiconductor Corp.	5,507,364	72,532
Novellus Systems, Inc. (a)	2,451,327	38,731
Teradyne, Inc. (a)	5,682,400	28,980
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	19,889
		536,944
Software - 1.3%
CA, Inc.	1,936,100	34,463
Microsoft Corp.	5,236,327	116,927
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	2,981,892	$ 54,539
Symantec Corp. (a)	3,608,900	45,400
		251,329
TOTAL INFORMATION TECHNOLOGY		1,466,581
MATERIALS - 1.7%
Chemicals - 1.2%
Celanese Corp. Class A	1,554,400	21,544
Chemtura Corp.	7,174,364	12,412
Dow Chemical Co.	1,600,500	42,685
E.I. du Pont de Nemours & Co.	2,740,400	87,693
Georgia Gulf Corp. (d)	613,604	1,411
H.B. Fuller Co.	1,077,060	19,032
Linde AG	577,079	48,464
		233,241
Containers & Packaging - 0.0%
Smurfit-Stone Container Corp. (a)	3,425,975	4,625
Metals & Mining - 0.5%
Alcoa, Inc.	4,230,421	48,692
Barrick Gold Corp.	608,700	13,913
Nucor Corp.	854,900	34,632
		97,237
TOTAL MATERIALS		335,103
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	26,272,950	703,327
Qwest Communications International, Inc.	27,622,300	79,000
Verizon Communications, Inc.	10,956,749	325,087
		1,107,414
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	9,275,300	29,032
Vodafone Group PLC sponsored ADR	3,098,925	59,716
		88,748
TOTAL TELECOMMUNICATION SERVICES		1,196,162
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.1%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	1,977,303	$ 59,616
Entergy Corp.	1,590,600	124,146
Exelon Corp.	1,700,700	92,246
PPL Corp.	1,670,100	54,813
		330,821
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	5,213,721	41,553
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	4,620,400	130,064
Wisconsin Energy Corp.	2,323,900	101,090
		231,154
TOTAL UTILITIES		603,528
TOTAL COMMON STOCKS (Cost $21,204,104)		18,364,341
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	2,341,800	14,824
FINANCIALS - 0.8%
Capital Markets - 0.2%
Legg Mason, Inc. 7.00%	1,846,900	41,241
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	23,920
Wachovia Corp. 7.50%	9,600	6,384
		30,304
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	48,800	34,587
CIT Group, Inc.:
7.75%	1,105,800	6,237
Series C, 8.75%	238,000	4,974
Citigroup, Inc. Series T, 6.50%	1,181,898	39,372
		85,170
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	1,489,600	7,302
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	1,576,700	$ 2,255
TOTAL FINANCIALS		166,272
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	260,400	34,743
MATERIALS - 0.2%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	2,960
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	31,256
TOTAL MATERIALS		34,216
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $617,645)		250,055
Investment Companies - 0.1%

Ares Capital Corp. (Cost $30,118)	1,721,886	13,534
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 28,010	7,672
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	9,950	3,868
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	7,147	3,083
4% 11/15/29 (f)	13,232	7,145
3.5% 1/15/31 (f)	20,270	8,742
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	57,550	34,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. liquid yield option note: - continued
0% 2/28/21	$ 16,370	$ 9,802
Virgin Media, Inc. 6.5% 11/15/16 (f)	27,500	13,646
		76,876
TOTAL CONSUMER DISCRETIONARY		88,416
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. 8.5% 5/15/15	18,640	7,236
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (f)	16,260	6,928
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (f)	20,550	11,005
4.5% 6/30/21	3,320	1,778
		12,783
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	39,060	12,843
6% 5/1/15	13,020	4,281
Micron Technology, Inc. 1.875% 6/1/14	7,430	3,239
		20,363
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	17,200	6,526
5.25% 12/15/11 (f)	28,080	13,399
5.25% 12/15/11	15,880	7,577
		27,502
TOTAL CONVERTIBLE BONDS		163,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 31,600	$ 26,815
TOTAL CORPORATE BONDS (Cost $360,284)		190,043
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	607,529,882	607,530
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	40,071,618	40,072
TOTAL MONEY MARKET FUNDS (Cost $647,602)		647,602
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,652)	$ 4,652	4,652
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $22,864,405)		19,470,227
NET OTHER ASSETS - (0.1)%		(15,831)
NET ASSETS - 100%		$ 19,454,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,619,000 or 0.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,652,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,110
Banc of America Securities LLC	2,608
Barclays Capital, Inc.	591
Credit Suisse Securities (USA) LLC	236
Deutsche Bank Securities, Inc.	107
$ 4,652
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,703
Fidelity Securities Lending Cash Central Fund	6,938
Total	$ 15,641
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 61,413	$ 10,287	$ -	$ 2,122	$ 56,543
Georgia Gulf Corp.	16,763	-	4,174	318	-
Total	$ 78,176	$ 10,287	$ 4,174	$ 2,440	$ 56,543
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,470,227	$ 18,689,855	$ 780,372	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,878,387,000. Net unrealized depreciation aggregated $3,408,160,000, of which $3,438,479,000 related to appreciated investment securities and $6,846,639,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth Fund

October 31, 2008

1.809091.104

LCG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	6,100	$ 353,373
Household Durables - 0.8%
NVR, Inc. (a)	1,500	735,315
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	8,800	255,816
Media - 2.9%
Interpublic Group of Companies, Inc. (a)	527,100	2,735,649
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	91,600	2,857,920
Ross Stores, Inc.	30,100	983,969
Urban Outfitters, Inc. (a)(d)	42,000	913,080
		4,754,969
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	9,500	448,115
TOTAL CONSUMER DISCRETIONARY		9,283,237
CONSUMER STAPLES - 13.7%
Food & Staples Retailing - 13.2%
Costco Wholesale Corp. (d)	35,100	2,001,051
Kroger Co.	84,300	2,314,878
Sysco Corp.	60,800	1,592,960
Wal-Mart Stores, Inc.	57,000	3,181,170
Walgreen Co. (d)	126,600	3,223,236
		12,313,295
Household Products - 0.2%
Energizer Holdings, Inc. (a)	4,600	224,756
Personal Products - 0.3%
NBTY, Inc. (a)	10,000	233,700
TOTAL CONSUMER STAPLES		12,771,751
ENERGY - 8.8%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	24,500	856,275
ENSCO International, Inc.	8,100	307,881
Halliburton Co.	29,600	585,784
Nabors Industries Ltd. (a)	47,900	688,802
Patterson-UTI Energy, Inc.	93,500	1,240,745
Smith International, Inc.	7,400	255,152
Tidewater, Inc.	21,900	955,059
Weatherford International Ltd. (a)	13,600	229,568
		5,119,266
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	9,100	674,492

	Shares	Value
Plains Exploration & Production Co. (a)	28,700	$ 809,340
Sunoco, Inc.	52,800	1,610,400
		3,094,232
TOTAL ENERGY		8,213,498
FINANCIALS - 4.1%
Capital Markets - 1.4%
Charles Schwab Corp.	69,700	1,332,664
Insurance - 2.0%
AFLAC, Inc.	42,400	1,877,472
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	34,200	643,302
TOTAL FINANCIALS		3,853,438
HEALTH CARE - 14.2%
Biotechnology - 6.1%
Biogen Idec, Inc. (a)	49,500	2,106,225
Gilead Sciences, Inc. (a)	79,200	3,631,320
		5,737,545
Health Care Equipment & Supplies - 3.2%
C.R. Bard, Inc.	6,600	582,450
Intuitive Surgical, Inc. (a)	5,300	915,787
Varian Medical Systems, Inc. (a)	33,000	1,501,830
		3,000,067
Health Care Providers & Services - 3.8%
Express Scripts, Inc. (a)	48,600	2,945,646
Quest Diagnostics, Inc.	12,200	570,960
		3,516,606
Life Sciences Tools & Services - 1.1%
Techne Corp.	14,141	976,012
TOTAL HEALTH CARE		13,230,230
INDUSTRIALS - 13.3%
Construction & Engineering - 3.7%
Fluor Corp. (d)	36,600	1,461,438
Foster Wheeler Ltd. (a)	33,200	909,680
Jacobs Engineering Group, Inc. (a)	11,800	429,874
Shaw Group, Inc. (a)	38,400	686,976
		3,487,968
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	18,200	563,290
Machinery - 7.0%
AGCO Corp. (a)	63,700	2,007,824
Cummins, Inc.	51,100	1,320,935
Flowserve Corp.	22,500	1,280,700
Joy Global, Inc.	38,400	1,112,832
Manitowoc Co., Inc.	46,700	459,528
SPX Corp.	9,600	371,904
		6,553,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 2.0%
Manpower, Inc.	10,300	$ 320,639
Robert Half International, Inc.	79,200	1,494,504
		1,815,143
TOTAL INDUSTRIALS		12,420,124
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	150,400	2,672,608
QUALCOMM, Inc.	24,400	933,544
		3,606,152
Computers & Peripherals - 4.8%
International Business Machines Corp.	45,600	4,239,432
Western Digital Corp. (a)	14,100	232,650
		4,472,082
IT Services - 3.4%
Accenture Ltd. Class A	96,500	3,189,325
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	86,700	1,504,245
Linear Technology Corp.	119,600	2,712,528
		4,216,773
Software - 12.6%
Adobe Systems, Inc. (a)	112,200	2,989,008
Microsoft Corp.	205,800	4,595,514
Oracle Corp. (a)	228,500	4,179,265
		11,763,787
TOTAL INFORMATION TECHNOLOGY		27,248,119
MATERIALS - 3.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,200	244,146
E.I. du Pont de Nemours & Co.	6,900	220,800
Monsanto Co.	2,500	222,450
Praxair, Inc.	3,500	228,025
The Mosaic Co.	5,900	232,519
		1,147,940
Construction Materials - 0.3%
Vulcan Materials Co.	4,500	244,260
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	8,700	230,898
Freeport-McMoRan Copper & Gold, Inc. Class B	8,100	235,710
Newmont Mining Corp.	8,800	231,792
Nucor Corp.	5,700	230,907
Southern Copper Corp.	16,400	238,784
United States Steel Corp.	6,200	228,656
		1,396,747

	Shares	Value
Paper & Forest Products - 0.2%
Domtar Corp. (a)	88,900	$ 220,472
TOTAL MATERIALS		3,009,419
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	16,400	225,336
NII Holdings, Inc. (a)	8,900	229,264
		454,600
UTILITIES - 1.3%
Electric Utilities - 0.6%
Exelon Corp.	10,000	542,400
Gas Utilities - 0.3%
Equitable Resources, Inc.	7,100	246,441
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	13,700	240,024
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	7,700	216,755
TOTAL UTILITIES		1,245,620
TOTAL COMMON STOCKS (Cost $110,202,374)		91,730,036
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.81% (b)	506,398	506,398
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,864,000	6,864,000
TOTAL MONEY MARKET FUNDS (Cost $7,370,398)		7,370,398
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $117,572,772)	99,100,434
NET OTHER ASSETS - (6.1)%	(5,725,479)
NET ASSETS - 100%	$ 93,374,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,070
Fidelity Securities Lending Cash Central Fund	45,629
Total	$ 64,699
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 99,100,434	$ 99,100,434	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $119,545,020. Net unrealized depreciation aggregated $20,444,586, of which $1,742,430 related to appreciated investment securities and $22,187,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.859107.101

ALCG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	6,100	$ 353,373
Household Durables - 0.8%
NVR, Inc. (a)	1,500	735,315
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	8,800	255,816
Media - 2.9%
Interpublic Group of Companies, Inc. (a)	527,100	2,735,649
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	91,600	2,857,920
Ross Stores, Inc.	30,100	983,969
Urban Outfitters, Inc. (a)(d)	42,000	913,080
		4,754,969
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	9,500	448,115
TOTAL CONSUMER DISCRETIONARY		9,283,237
CONSUMER STAPLES - 13.7%
Food & Staples Retailing - 13.2%
Costco Wholesale Corp. (d)	35,100	2,001,051
Kroger Co.	84,300	2,314,878
Sysco Corp.	60,800	1,592,960
Wal-Mart Stores, Inc.	57,000	3,181,170
Walgreen Co. (d)	126,600	3,223,236
		12,313,295
Household Products - 0.2%
Energizer Holdings, Inc. (a)	4,600	224,756
Personal Products - 0.3%
NBTY, Inc. (a)	10,000	233,700
TOTAL CONSUMER STAPLES		12,771,751
ENERGY - 8.8%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	24,500	856,275
ENSCO International, Inc.	8,100	307,881
Halliburton Co.	29,600	585,784
Nabors Industries Ltd. (a)	47,900	688,802
Patterson-UTI Energy, Inc.	93,500	1,240,745
Smith International, Inc.	7,400	255,152
Tidewater, Inc.	21,900	955,059
Weatherford International Ltd. (a)	13,600	229,568
		5,119,266
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	9,100	674,492

	Shares	Value
Plains Exploration & Production Co. (a)	28,700	$ 809,340
Sunoco, Inc.	52,800	1,610,400
		3,094,232
TOTAL ENERGY		8,213,498
FINANCIALS - 4.1%
Capital Markets - 1.4%
Charles Schwab Corp.	69,700	1,332,664
Insurance - 2.0%
AFLAC, Inc.	42,400	1,877,472
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	34,200	643,302
TOTAL FINANCIALS		3,853,438
HEALTH CARE - 14.2%
Biotechnology - 6.1%
Biogen Idec, Inc. (a)	49,500	2,106,225
Gilead Sciences, Inc. (a)	79,200	3,631,320
		5,737,545
Health Care Equipment & Supplies - 3.2%
C.R. Bard, Inc.	6,600	582,450
Intuitive Surgical, Inc. (a)	5,300	915,787
Varian Medical Systems, Inc. (a)	33,000	1,501,830
		3,000,067
Health Care Providers & Services - 3.8%
Express Scripts, Inc. (a)	48,600	2,945,646
Quest Diagnostics, Inc.	12,200	570,960
		3,516,606
Life Sciences Tools & Services - 1.1%
Techne Corp.	14,141	976,012
TOTAL HEALTH CARE		13,230,230
INDUSTRIALS - 13.3%
Construction & Engineering - 3.7%
Fluor Corp. (d)	36,600	1,461,438
Foster Wheeler Ltd. (a)	33,200	909,680
Jacobs Engineering Group, Inc. (a)	11,800	429,874
Shaw Group, Inc. (a)	38,400	686,976
		3,487,968
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	18,200	563,290
Machinery - 7.0%
AGCO Corp. (a)	63,700	2,007,824
Cummins, Inc.	51,100	1,320,935
Flowserve Corp.	22,500	1,280,700
Joy Global, Inc.	38,400	1,112,832
Manitowoc Co., Inc.	46,700	459,528
SPX Corp.	9,600	371,904
		6,553,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 2.0%
Manpower, Inc.	10,300	$ 320,639
Robert Half International, Inc.	79,200	1,494,504
		1,815,143
TOTAL INDUSTRIALS		12,420,124
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	150,400	2,672,608
QUALCOMM, Inc.	24,400	933,544
		3,606,152
Computers & Peripherals - 4.8%
International Business Machines Corp.	45,600	4,239,432
Western Digital Corp. (a)	14,100	232,650
		4,472,082
IT Services - 3.4%
Accenture Ltd. Class A	96,500	3,189,325
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	86,700	1,504,245
Linear Technology Corp.	119,600	2,712,528
		4,216,773
Software - 12.6%
Adobe Systems, Inc. (a)	112,200	2,989,008
Microsoft Corp.	205,800	4,595,514
Oracle Corp. (a)	228,500	4,179,265
		11,763,787
TOTAL INFORMATION TECHNOLOGY		27,248,119
MATERIALS - 3.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,200	244,146
E.I. du Pont de Nemours & Co.	6,900	220,800
Monsanto Co.	2,500	222,450
Praxair, Inc.	3,500	228,025
The Mosaic Co.	5,900	232,519
		1,147,940
Construction Materials - 0.3%
Vulcan Materials Co.	4,500	244,260
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	8,700	230,898
Freeport-McMoRan Copper & Gold, Inc. Class B	8,100	235,710
Newmont Mining Corp.	8,800	231,792
Nucor Corp.	5,700	230,907
Southern Copper Corp.	16,400	238,784
United States Steel Corp.	6,200	228,656
		1,396,747

	Shares	Value
Paper & Forest Products - 0.2%
Domtar Corp. (a)	88,900	$ 220,472
TOTAL MATERIALS		3,009,419
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	16,400	225,336
NII Holdings, Inc. (a)	8,900	229,264
		454,600
UTILITIES - 1.3%
Electric Utilities - 0.6%
Exelon Corp.	10,000	542,400
Gas Utilities - 0.3%
Equitable Resources, Inc.	7,100	246,441
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	13,700	240,024
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	7,700	216,755
TOTAL UTILITIES		1,245,620
TOTAL COMMON STOCKS (Cost $110,202,374)		91,730,036
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.81% (b)	506,398	506,398
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,864,000	6,864,000
TOTAL MONEY MARKET FUNDS (Cost $7,370,398)		7,370,398
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $117,572,772)	99,100,434
NET OTHER ASSETS - (6.1)%	(5,725,479)
NET ASSETS - 100%	$ 93,374,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,070
Fidelity Securities Lending Cash Central Fund	45,629
Total	$ 64,699
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 99,100,434	$ 99,100,434	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $119,545,020. Net unrealized depreciation aggregated $20,444,586, of which $1,742,430 related to appreciated investment securities and $22,187,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value Fund

October 31, 2008

1.809080.104

LCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	641,800	$ 5,724,856
Diversified Consumer Services - 0.5%
H&R Block, Inc.	279,600	5,513,712
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	222,000	12,860,460
Household Durables - 1.5%
Leggett & Platt, Inc.	325,500	5,650,680
Snap-On, Inc.	163,200	6,030,240
Whirlpool Corp. (d)	98,000	4,571,700
		16,252,620
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	187,700	5,456,439
Media - 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	188,700	5,302,470
Liberty Media Corp. - Entertainment Class A (a)	301,500	4,854,150
		10,156,620
Specialty Retail - 0.5%
Sherwin-Williams Co.	93,500	5,321,085
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	405,700	7,087,579
NIKE, Inc. Class B	190,400	10,972,752
Phillips-Van Heusen Corp.	187,900	4,605,429
VF Corp.	100,600	5,543,060
		28,208,820
TOTAL CONSUMER DISCRETIONARY		89,494,612
CONSUMER STAPLES - 9.2%
Beverages - 1.1%
Anheuser-Busch Companies, Inc.	118,200	7,331,946
Constellation Brands, Inc. Class A (sub. vtg.) (a)	434,800	5,452,392
		12,784,338
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)(d)	181,900	6,402,880
Kroger Co.	380,300	10,443,038
Wal-Mart Stores, Inc.	101,800	5,681,458
		22,527,376
Food Products - 1.0%
Ralcorp Holdings, Inc. (a)	169,800	11,492,064
Household Products - 3.4%
Kimberly-Clark Corp.	183,500	11,246,715
Procter & Gamble Co.	405,800	26,190,332
		37,437,047
Personal Products - 0.5%
Avon Products, Inc.	206,700	5,132,361

	Shares	Value
Tobacco - 1.2%
Altria Group, Inc.	691,400	$ 13,267,966
TOTAL CONSUMER STAPLES		102,641,152
ENERGY - 16.3%
Energy Equipment & Services - 2.5%
Helmerich & Payne, Inc.	235,500	8,080,005
Nabors Industries Ltd. (a)	447,400	6,433,612
Patterson-UTI Energy, Inc.	437,600	5,806,952
Tidewater, Inc. (d)	153,400	6,689,774
		27,010,343
Oil, Gas & Consumable Fuels - 13.8%
Chevron Corp.	444,800	33,182,080
Cimarex Energy Co. (d)	267,300	10,814,958
ConocoPhillips	574,600	29,890,692
Exxon Mobil Corp.	859,100	63,676,491
Valero Energy Corp.	476,301	9,802,275
Walter Industries, Inc.	160,800	6,231,000
		153,597,496
TOTAL ENERGY		180,607,839
FINANCIALS - 25.2%
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	126,400	11,692,000
Commercial Banks - 6.9%
BB&T Corp. (d)	363,200	13,020,720
PNC Financial Services Group, Inc.	231,800	15,454,106
Regions Financial Corp. (d)	425,400	4,717,686
SunTrust Banks, Inc.	154,900	6,217,686
Wells Fargo & Co.	1,086,200	36,985,110
		76,395,308
Consumer Finance - 1.9%
Capital One Financial Corp. (d)	360,300	14,094,936
Discover Financial Services	544,500	6,670,125
		20,765,061
Diversified Financial Services - 7.8%
Bank of America Corp.	1,048,600	25,344,662
Citigroup, Inc.	1,272,800	17,373,720
JPMorgan Chase & Co.	1,069,300	44,108,625
		86,827,007
Insurance - 6.2%
ACE Ltd.	129,300	7,416,648
Axis Capital Holdings Ltd.	228,700	6,513,376
Berkshire Hathaway, Inc. Class B (a)	2,080	7,987,200
Endurance Specialty Holdings Ltd.	240,500	7,272,720
Hartford Financial Services Group, Inc.	90,000	928,800
Loews Corp.	394,500	13,101,345
MetLife, Inc.	276,000	9,168,720
Prudential Financial, Inc.	125,500	3,765,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	127,200	$ 5,838,480
W.R. Berkley Corp.	254,500	6,685,715
		68,678,004
Real Estate Investment Trusts - 0.7%
Public Storage	99,500	8,109,250
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	385,100	7,243,731
TOTAL FINANCIALS		279,710,361
HEALTH CARE - 12.9%
Biotechnology - 3.3%
Amgen, Inc. (a)	430,700	25,794,623
Genentech, Inc. (a)	63,200	5,241,808
Gilead Sciences, Inc. (a)	114,700	5,258,995
		36,295,426
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	45,100	2,728,099
Boston Scientific Corp. (a)	636,600	5,748,498
Hill-Rom Holdings, Inc. (d)	274,100	6,238,516
		14,715,113
Health Care Providers & Services - 1.7%
Lincare Holdings, Inc. (a)	205,900	5,425,465
Omnicare, Inc.	247,300	6,818,061
Universal Health Services, Inc. Class B	171,100	7,193,044
		19,436,570
Pharmaceuticals - 6.6%
Abbott Laboratories	190,000	10,478,500
Johnson & Johnson	317,700	19,487,718
Pfizer, Inc.	2,193,400	38,845,114
Watson Pharmaceuticals, Inc. (a)	172,800	4,522,176
		73,333,508
TOTAL HEALTH CARE		143,780,617
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	271,400	8,264,130
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	270,748	5,122,552
Building Products - 0.4%
Owens Corning (a)	317,600	4,995,848
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	195,700	6,056,915
Emerson Electric Co.	247,200	8,090,856
		14,147,771
Industrial Conglomerates - 4.8%
General Electric Co.	2,720,600	53,078,906

	Shares	Value
Machinery - 0.7%
Cummins, Inc.	301,500	$ 7,793,775
Road & Rail - 0.5%
CSX Corp.	118,900	5,436,108
TOTAL INDUSTRIALS		98,839,090
INFORMATION TECHNOLOGY - 3.0%
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	141,200	5,405,136
International Business Machines Corp.	57,000	5,299,290
		10,704,426
IT Services - 1.0%
Accenture Ltd. Class A	177,700	5,872,985
Affiliated Computer Services, Inc. Class A (a)	135,800	5,567,800
		11,440,785
Semiconductors & Semiconductor Equipment - 0.4%
LSI Corp. (a)	1,217,600	4,687,760
Software - 0.6%
Symantec Corp. (a)	555,400	6,986,932
TOTAL INFORMATION TECHNOLOGY		33,819,903
MATERIALS - 3.6%
Chemicals - 1.0%
Lubrizol Corp.	140,100	5,264,958
Terra Industries, Inc.	268,600	5,906,514
		11,171,472
Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	257,100	5,882,448
Pactiv Corp. (a)	241,700	5,694,452
Rock-Tenn Co. Class A	163,200	4,962,912
		16,539,812
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	202,400	5,462,776
Reliance Steel & Aluminum Co.	283,500	7,098,840
		12,561,616
TOTAL MATERIALS		40,272,900
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,184,862	31,718,756
Embarq Corp.	90,100	2,703,000
Qwest Communications International, Inc.	1,137,300	3,252,678
Verizon Communications, Inc.	634,900	18,837,483
		56,511,917
UTILITIES - 6.2%
Electric Utilities - 0.8%
FirstEnergy Corp.	171,000	8,919,360
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.9%
Energen Corp.	95,000	$ 3,189,150
Questar Corp.	181,900	6,268,274
		9,457,424
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	567,500	4,522,975
Calpine Corp. (a)	492,700	5,764,590
		10,287,565
Multi-Utilities - 3.6%
Dominion Resources, Inc.	204,500	7,419,260
MDU Resources Group, Inc.	155,700	2,835,297
OGE Energy Corp.	216,500	5,910,450
PG&E Corp.	254,100	9,317,847
Public Service Enterprise Group, Inc.	286,900	8,076,235
Wisconsin Energy Corp.	148,700	6,468,450
		40,027,539
TOTAL UTILITIES		68,691,888
TOTAL COMMON STOCKS (Cost $1,254,196,895)		1,094,370,279
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	14,994,877	$ 14,994,877
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	44,722,210	44,722,210
TOTAL MONEY MARKET FUNDS (Cost $59,717,087)		59,717,087
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,313,913,982)	1,154,087,366
NET OTHER ASSETS - (3.9)%	(42,900,769)
NET ASSETS - 100%	$ 1,111,186,597
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 181,856
Fidelity Securities Lending Cash Central Fund	333,041
Total	$ 514,897
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,154,087,366	$ 1,154,087,366	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,345,323,503. Net unrealized depreciation aggregated $191,236,137, of which $51,663,409 related to appreciated investment securities and $242,899,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap
Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.859111.101

ALCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	641,800	$ 5,724,856
Diversified Consumer Services - 0.5%
H&R Block, Inc.	279,600	5,513,712
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	222,000	12,860,460
Household Durables - 1.5%
Leggett & Platt, Inc.	325,500	5,650,680
Snap-On, Inc.	163,200	6,030,240
Whirlpool Corp. (d)	98,000	4,571,700
		16,252,620
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	187,700	5,456,439
Media - 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	188,700	5,302,470
Liberty Media Corp. - Entertainment Class A (a)	301,500	4,854,150
		10,156,620
Specialty Retail - 0.5%
Sherwin-Williams Co.	93,500	5,321,085
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	405,700	7,087,579
NIKE, Inc. Class B	190,400	10,972,752
Phillips-Van Heusen Corp.	187,900	4,605,429
VF Corp.	100,600	5,543,060
		28,208,820
TOTAL CONSUMER DISCRETIONARY		89,494,612
CONSUMER STAPLES - 9.2%
Beverages - 1.1%
Anheuser-Busch Companies, Inc.	118,200	7,331,946
Constellation Brands, Inc. Class A (sub. vtg.) (a)	434,800	5,452,392
		12,784,338
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)(d)	181,900	6,402,880
Kroger Co.	380,300	10,443,038
Wal-Mart Stores, Inc.	101,800	5,681,458
		22,527,376
Food Products - 1.0%
Ralcorp Holdings, Inc. (a)	169,800	11,492,064
Household Products - 3.4%
Kimberly-Clark Corp.	183,500	11,246,715
Procter & Gamble Co.	405,800	26,190,332
		37,437,047
Personal Products - 0.5%
Avon Products, Inc.	206,700	5,132,361

	Shares	Value
Tobacco - 1.2%
Altria Group, Inc.	691,400	$ 13,267,966
TOTAL CONSUMER STAPLES		102,641,152
ENERGY - 16.3%
Energy Equipment & Services - 2.5%
Helmerich & Payne, Inc.	235,500	8,080,005
Nabors Industries Ltd. (a)	447,400	6,433,612
Patterson-UTI Energy, Inc.	437,600	5,806,952
Tidewater, Inc. (d)	153,400	6,689,774
		27,010,343
Oil, Gas & Consumable Fuels - 13.8%
Chevron Corp.	444,800	33,182,080
Cimarex Energy Co. (d)	267,300	10,814,958
ConocoPhillips	574,600	29,890,692
Exxon Mobil Corp.	859,100	63,676,491
Valero Energy Corp.	476,301	9,802,275
Walter Industries, Inc.	160,800	6,231,000
		153,597,496
TOTAL ENERGY		180,607,839
FINANCIALS - 25.2%
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	126,400	11,692,000
Commercial Banks - 6.9%
BB&T Corp. (d)	363,200	13,020,720
PNC Financial Services Group, Inc.	231,800	15,454,106
Regions Financial Corp. (d)	425,400	4,717,686
SunTrust Banks, Inc.	154,900	6,217,686
Wells Fargo & Co.	1,086,200	36,985,110
		76,395,308
Consumer Finance - 1.9%
Capital One Financial Corp. (d)	360,300	14,094,936
Discover Financial Services	544,500	6,670,125
		20,765,061
Diversified Financial Services - 7.8%
Bank of America Corp.	1,048,600	25,344,662
Citigroup, Inc.	1,272,800	17,373,720
JPMorgan Chase & Co.	1,069,300	44,108,625
		86,827,007
Insurance - 6.2%
ACE Ltd.	129,300	7,416,648
Axis Capital Holdings Ltd.	228,700	6,513,376
Berkshire Hathaway, Inc. Class B (a)	2,080	7,987,200
Endurance Specialty Holdings Ltd.	240,500	7,272,720
Hartford Financial Services Group, Inc.	90,000	928,800
Loews Corp.	394,500	13,101,345
MetLife, Inc.	276,000	9,168,720
Prudential Financial, Inc.	125,500	3,765,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	127,200	$ 5,838,480
W.R. Berkley Corp.	254,500	6,685,715
		68,678,004
Real Estate Investment Trusts - 0.7%
Public Storage	99,500	8,109,250
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	385,100	7,243,731
TOTAL FINANCIALS		279,710,361
HEALTH CARE - 12.9%
Biotechnology - 3.3%
Amgen, Inc. (a)	430,700	25,794,623
Genentech, Inc. (a)	63,200	5,241,808
Gilead Sciences, Inc. (a)	114,700	5,258,995
		36,295,426
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	45,100	2,728,099
Boston Scientific Corp. (a)	636,600	5,748,498
Hill-Rom Holdings, Inc. (d)	274,100	6,238,516
		14,715,113
Health Care Providers & Services - 1.7%
Lincare Holdings, Inc. (a)	205,900	5,425,465
Omnicare, Inc.	247,300	6,818,061
Universal Health Services, Inc. Class B	171,100	7,193,044
		19,436,570
Pharmaceuticals - 6.6%
Abbott Laboratories	190,000	10,478,500
Johnson & Johnson	317,700	19,487,718
Pfizer, Inc.	2,193,400	38,845,114
Watson Pharmaceuticals, Inc. (a)	172,800	4,522,176
		73,333,508
TOTAL HEALTH CARE		143,780,617
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	271,400	8,264,130
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	270,748	5,122,552
Building Products - 0.4%
Owens Corning (a)	317,600	4,995,848
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	195,700	6,056,915
Emerson Electric Co.	247,200	8,090,856
		14,147,771
Industrial Conglomerates - 4.8%
General Electric Co.	2,720,600	53,078,906

	Shares	Value
Machinery - 0.7%
Cummins, Inc.	301,500	$ 7,793,775
Road & Rail - 0.5%
CSX Corp.	118,900	5,436,108
TOTAL INDUSTRIALS		98,839,090
INFORMATION TECHNOLOGY - 3.0%
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	141,200	5,405,136
International Business Machines Corp.	57,000	5,299,290
		10,704,426
IT Services - 1.0%
Accenture Ltd. Class A	177,700	5,872,985
Affiliated Computer Services, Inc. Class A (a)	135,800	5,567,800
		11,440,785
Semiconductors & Semiconductor Equipment - 0.4%
LSI Corp. (a)	1,217,600	4,687,760
Software - 0.6%
Symantec Corp. (a)	555,400	6,986,932
TOTAL INFORMATION TECHNOLOGY		33,819,903
MATERIALS - 3.6%
Chemicals - 1.0%
Lubrizol Corp.	140,100	5,264,958
Terra Industries, Inc.	268,600	5,906,514
		11,171,472
Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	257,100	5,882,448
Pactiv Corp. (a)	241,700	5,694,452
Rock-Tenn Co. Class A	163,200	4,962,912
		16,539,812
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	202,400	5,462,776
Reliance Steel & Aluminum Co.	283,500	7,098,840
		12,561,616
TOTAL MATERIALS		40,272,900
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,184,862	31,718,756
Embarq Corp.	90,100	2,703,000
Qwest Communications International, Inc.	1,137,300	3,252,678
Verizon Communications, Inc.	634,900	18,837,483
		56,511,917
UTILITIES - 6.2%
Electric Utilities - 0.8%
FirstEnergy Corp.	171,000	8,919,360
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.9%
Energen Corp.	95,000	$ 3,189,150
Questar Corp.	181,900	6,268,274
		9,457,424
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	567,500	4,522,975
Calpine Corp. (a)	492,700	5,764,590
		10,287,565
Multi-Utilities - 3.6%
Dominion Resources, Inc.	204,500	7,419,260
MDU Resources Group, Inc.	155,700	2,835,297
OGE Energy Corp.	216,500	5,910,450
PG&E Corp.	254,100	9,317,847
Public Service Enterprise Group, Inc.	286,900	8,076,235
Wisconsin Energy Corp.	148,700	6,468,450
		40,027,539
TOTAL UTILITIES		68,691,888
TOTAL COMMON STOCKS (Cost $1,254,196,895)		1,094,370,279
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	14,994,877	$ 14,994,877
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	44,722,210	44,722,210
TOTAL MONEY MARKET FUNDS (Cost $59,717,087)		59,717,087
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,313,913,982)	1,154,087,366
NET OTHER ASSETS - (3.9)%	(42,900,769)
NET ASSETS - 100%	$ 1,111,186,597
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 181,856
Fidelity Securities Lending Cash Central Fund	333,041
Total	$ 514,897
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,154,087,366	$ 1,154,087,366	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,345,323,503. Net unrealized depreciation aggregated $191,236,137, of which $51,663,409 related to appreciated investment securities and $242,899,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2008

1.809081.104

MCG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.8%
BorgWarner, Inc.	12,000	$ 269,640
Johnson Controls, Inc.	30,000	531,900
Tenneco, Inc. (a)	40,000	196,400
TRW Automotive Holdings Corp. (a)	45,000	284,400
		1,282,340
Automobiles - 0.1%
Fiat SpA	10,000	79,478
Diversified Consumer Services - 2.0%
American Public Education, Inc.	11,100	491,397
Apollo Group, Inc. Class A (non-vtg.) (a)	12,200	848,022
Capella Education Co. (a)	2,000	94,800
Hillenbrand, Inc.	32,700	621,300
K12, Inc.	16,200	445,500
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,400	89,530
Princeton Review, Inc. (a)(d)	109,200	608,244
Strayer Education, Inc.	600	135,762
		3,334,555
Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc. (a)	26,400	584,760
Buffalo Wild Wings, Inc. (a)	14,100	398,748
Burger King Holdings, Inc.	58,689	1,166,737
California Pizza Kitchen, Inc. (a)	25,000	244,250
Papa John's International, Inc. (a)	15,100	340,656
Peet's Coffee & Tea, Inc. (a)	4,000	89,840
Red Robin Gourmet Burgers, Inc. (a)	16,000	243,040
Yum! Brands, Inc.	34,900	1,012,449
		4,080,480
Household Durables - 2.4%
Centex Corp.	66,700	817,075
KB Home	47,500	792,775
Meritage Homes Corp. (a)	50,000	686,500
Newell Rubbermaid, Inc.	15,100	207,625
Pulte Homes, Inc.	73,200	815,448
Ryland Group, Inc.	5,000	93,950
Tupperware Brands Corp.	23,800	602,140
		4,015,513
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)	15,700	480,106
PetMed Express, Inc. (a)	27,300	482,118
Priceline.com, Inc. (a)	599	31,525
		993,749
Leisure Equipment & Products - 0.3%
Leapfrog Enterprises, Inc. Class A (a)	54,300	366,525
Nikon Corp.	14,000	197,294
		563,819
Media - 2.4%
Ascent Media Corp. (a)	5,400	136,566

	Shares	Value
Central European Media Enterprises Ltd. Class A (a)	4,000	$ 106,840
Discovery Communications, Inc. Class C (a)	22,000	293,040
Grupo Televisa SA de CV (CPO) sponsored ADR	65,500	1,156,730
Liberty Media Corp. - Entertainment Class A (a)	35,000	563,500
Scripps Networks Interactive, Inc. Class A	14,000	397,600
Virgin Media, Inc.	20,000	115,200
VisionChina Media, Inc. ADR	150,700	1,205,600
		3,975,076
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	5,000	144,800
Lumber Liquidators, Inc. (d)	39,800	331,534
Monro Muffler Brake, Inc.	9,700	208,841
Ross Stores, Inc.	34,500	1,127,805
Staples, Inc.	55,700	1,082,251
The Buckle, Inc. (d)	24,600	647,964
USS Co. Ltd.	1,900	116,369
		3,659,564
Textiles, Apparel & Luxury Goods - 3.2%
American Apparel, Inc. (a)(d)	437,751	2,573,972
Deckers Outdoor Corp. (a)	3,300	280,038
FGX International Ltd.	50,200	552,200
Iconix Brand Group, Inc. (a)	51,400	559,746
Lululemon Athletica, Inc. (a)	18,900	267,813
Polo Ralph Lauren Corp. Class A	20,500	966,985
		5,200,754
TOTAL CONSUMER DISCRETIONARY		27,185,328
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	11,200	356,608
Food Products - 0.2%
Campbell Soup Co.	4,300	163,185
McCormick & Co., Inc. (non-vtg.)	6,300	212,058
		375,243
Personal Products - 0.4%
Avon Products, Inc.	26,000	645,580
TOTAL CONSUMER STAPLES		1,377,431
ENERGY - 9.0%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (a)	15,000	412,200
BJ Services Co.	39,000	501,150
Compagnie Generale de Geophysique SA (a)	5,000	80,847
Diamond Offshore Drilling, Inc.	3,700	328,560
ENSCO International, Inc.	21,000	798,210
Exterran Holdings, Inc. (a)	1,000	22,410
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	105,000	$ 267,750
Halliburton Co.	10,000	197,900
Helix Energy Solutions Group, Inc. (a)	30,000	316,800
Hercules Offshore, Inc. (a)	30,000	218,700
IHS, Inc. Class A (a)	19,100	675,949
Nabors Industries Ltd. (a)	36,000	517,680
Noble Corp.	32,800	1,056,488
Patterson-UTI Energy, Inc.	15,000	199,050
Petroleum Geo-Services ASA (a)	18,800	93,613
Smith International, Inc.	26,100	899,928
T-3 Energy Services, Inc. (a)	7,000	168,770
Weatherford International Ltd. (a)	20,000	337,600
		7,093,605
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	5,700	203,889
Arch Coal, Inc.	20,400	436,764
Boardwalk Pipeline Partners, LP	5,700	136,800
Cameco Corp.	3,000	49,088
Canadian Natural Resources Ltd.	8,100	408,560
Chesapeake Energy Corp.	4,100	90,077
Concho Resources, Inc. (a)	1,000	21,250
CONSOL Energy, Inc.	26,300	825,557
Copano Energy LLC	4,900	107,947
Denbury Resources, Inc. (a)	31,700	402,907
EOG Resources, Inc.	500	40,460
EXCO Resources, Inc. (a)	24,000	220,560
Foundation Coal Holdings, Inc.	7,000	145,320
Hess Corp.	4,000	240,840
Holly Corp.	18,601	365,138
Newfield Exploration Co. (a)	2,000	45,960
Petrobank Energy & Resources Ltd. (a)	1,200	22,889
Quicksilver Resources, Inc. (a)	15,000	157,050
Range Resources Corp.	13,100	553,082
Southwestern Energy Co. (a)	57,200	2,037,464
Tesoro Corp. (d)	22,400	216,608
Walter Industries, Inc.	3,000	116,250
Williams Companies, Inc.	39,400	826,218
XTO Energy, Inc.	2,000	71,900
		7,742,578
TOTAL ENERGY		14,836,183
FINANCIALS - 11.8%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	13,000	423,800
Charles Schwab Corp.	26,200	500,944
Franklin Resources, Inc.	5,100	346,800
Goldman Sachs Group, Inc.	4,400	407,000
Greenhill & Co., Inc. (d)	4,000	263,880
Janus Capital Group, Inc.	12,000	140,880

	Shares	Value
SEI Investments Co.	34,200	$ 604,656
T. Rowe Price Group, Inc.	30,300	1,198,062
TradeStation Group, Inc. (a)	46,000	360,180
		4,246,202
Commercial Banks - 1.6%
Associated Banc-Corp.	25,000	551,500
Banco do Brasil SA	25,000	165,188
Huntington Bancshares, Inc.	34,000	321,300
Mitsubishi UFJ Financial Group, Inc.	96,000	603,250
PNC Financial Services Group, Inc.	7,000	466,690
Sumitomo Mitsui Financial Group, Inc.	77	308,667
Zions Bancorp	4,000	152,440
		2,569,035
Consumer Finance - 0.7%
Capital One Financial Corp.	6,000	234,720
Promise Co. Ltd. (d)	10,000	179,483
SLM Corp. (a)	76,400	815,188
		1,229,391
Diversified Financial Services - 2.1%
BM&F BOVESPA SA	196,138	521,113
CME Group, Inc.	2,000	564,300
Heckmann Corp. (a)	210,000	1,570,800
IntercontinentalExchange, Inc. (a)	3,400	290,904
KKR Financial Holdings LLC	68,000	262,480
MSCI, Inc. Class A	11,800	203,432
		3,413,029
Insurance - 3.9%
ACE Ltd.	9,700	556,392
Allied World Assurance Co. Holdings Ltd.	3,000	96,210
Axis Capital Holdings Ltd.	5,000	142,400
CNinsure, Inc. ADR (d)	64,299	561,973
Endurance Specialty Holdings Ltd.	12,500	378,000
Everest Re Group Ltd.	6,000	448,200
MetLife, Inc.	13,000	431,860
Platinum Underwriters Holdings Ltd.	17,500	555,450
Reinsurance Group of America, Inc. Class B	57,000	2,111,280
The Chubb Corp.	6,000	310,920
W.R. Berkley Corp.	35,000	919,450
		6,512,135
Real Estate Investment Trusts - 0.5%
CapitalSource, Inc.	82,699	611,973
SL Green Realty Corp.	5,000	210,200
		822,173
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	2,400	11,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	10,500	$ 345,660
Meruelo Maddux Properties, Inc. (a)	300,000	294,000
		650,860
TOTAL FINANCIALS		19,442,825
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Acorda Therapeutics, Inc. (a)(d)	15,000	306,000
Alexion Pharmaceuticals, Inc. (a)	13,000	529,750
Alkermes, Inc. (a)	32,100	317,148
Amylin Pharmaceuticals, Inc. (a)	49,100	501,311
Biogen Idec, Inc. (a)	13,100	557,405
BioMarin Pharmaceutical, Inc. (a)	33,700	617,384
Celgene Corp. (a)	5,000	321,300
Cephalon, Inc. (a)	11,200	803,264
CSL Ltd.	8,000	194,456
Genentech, Inc. (a)	9,000	746,460
Gilead Sciences, Inc. (a)	9,862	452,173
Grifols SA	10,000	199,008
GTx, Inc. (a)	33,600	474,432
Martek Biosciences	1,000	29,830
Myriad Genetics, Inc. (a)	13,300	839,097
Omrix Biopharmaceuticals, Inc. (a)	6,000	103,980
Rigel Pharmaceuticals, Inc. (a)	31,700	276,107
Theravance, Inc. (a)(d)	9,338	63,312
		7,332,417
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	5,000	72,900
Align Technology, Inc. (a)(d)	12,008	83,215
Baxter International, Inc.	10,900	659,341
C.R. Bard, Inc.	8,000	706,000
Covidien Ltd.	9,000	398,610
EnteroMedics, Inc.	18,100	22,806
ev3, Inc. (a)	47,000	304,090
Immucor, Inc. (a)	3,000	79,650
Integra LifeSciences Holdings Corp. (a)	9,000	337,860
Kinetic Concepts, Inc. (a)	19,000	459,990
Masimo Corp. (a)	8,900	284,711
RTI Biologics, Inc. (a)	31,500	96,075
St. Jude Medical, Inc. (a)	16,400	623,692
TranS1, Inc.	64,900	412,764
		4,541,704
Health Care Providers & Services - 3.9%
Amedisys, Inc. (a)	9,500	535,895
athenahealth, Inc. (a)	11,800	361,080
Brookdale Senior Living, Inc.	16,000	137,920
Coventry Health Care, Inc. (a)	5,500	72,545
Emeritus Corp. (a)(d)	66,008	761,072

	Shares	Value
Express Scripts, Inc. (a)	27,000	$ 1,636,470
Genoptix, Inc.	12,000	401,280
Hanger Orthopedic Group, Inc. (a)	22,950	382,347
LHC Group, Inc. (a)	8,000	282,240
Medco Health Solutions, Inc. (a)	26,200	994,290
MWI Veterinary Supply, Inc. (a)	5,000	173,150
Odontoprev SA	18,000	222,817
Pediatrix Medical Group, Inc. (a)	11,587	447,838
		6,408,944
Health Care Technology - 0.6%
HLTH Corp. (a)	77,800	644,962
MedAssets, Inc.	26,900	388,167
		1,033,129
Life Sciences Tools & Services - 2.0%
AMAG Pharmaceuticals, Inc. (a)	20,000	611,600
Charles River Laboratories International, Inc. (a)	21,500	770,345
Covance, Inc. (a)	1,300	65,000
Illumina, Inc. (a)	16,000	493,280
PAREXEL International Corp. (a)	28,400	295,360
QIAGEN NV (a)	24,100	343,666
Sequenom, Inc. (a)(d)	36,300	653,400
		3,232,651
Pharmaceuticals - 2.0%
Allergan, Inc.	34,400	1,364,648
Perrigo Co.	700	23,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,300	527,424
XenoPort, Inc. (a)	34,700	1,443,867
		3,359,739
TOTAL HEALTH CARE		25,908,584
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc. (a)(d)	21,800	1,799,372
General Dynamics Corp.	5,000	301,600
Precision Castparts Corp.	8,700	563,847
Spirit AeroSystems Holdings, Inc. Class A (a)	40,100	646,813
		3,311,632
Airlines - 0.4%
AirTran Holdings, Inc. (a)	140,100	573,009
Delta Air Lines, Inc. (a)	15,875	174,308
		747,317
Building Products - 0.0%
Universal Forest Products, Inc.	1,000	23,650
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	35,000	364,700
Corrections Corp. of America (a)(d)	59,182	1,130,968
EnergySolutions, Inc.	65,000	293,150
Fuel Tech, Inc. (a)(d)	8,100	95,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
GeoEye, Inc. (a)	17,000	$ 367,880
InnerWorkings, Inc. (a)	32,000	222,400
Republic Services, Inc.	32,300	765,510
The Brink's Co.	9,000	436,410
Waste Connections, Inc. (a)	2,600	88,010
Waste Management, Inc.	16,800	524,664
		4,288,867
Construction & Engineering - 0.5%
BAUER AG	5,000	180,320
Great Lakes Dredge & Dock Corp.	63,806	285,851
URS Corp. (a)	14,000	411,460
		877,631
Electrical Equipment - 2.3%
American Superconductor Corp. (a)(d)	25,000	312,750
AMETEK, Inc.	19,700	655,025
Carbone Lorraine	5,000	148,698
Ener1, Inc. (a)	3,000	23,490
Energy Conversion Devices, Inc. (a)(d)	12,500	426,750
First Solar, Inc. (a)	1,800	258,660
JA Solar Holdings Co. Ltd. ADR (a)(d)	104,000	499,200
Q-Cells AG (a)(d)	8,600	338,326
SolarWorld AG	17,300	436,022
Sunpower Corp. Class A (a)(d)	9,400	367,164
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	18,000	315,000
		3,781,085
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	5,000	85,650
Orkla ASA (A Shares)	30,000	199,716
Siemens AG sponsored ADR	2,000	120,300
		405,666
Machinery - 1.6%
Cummins, Inc.	45,500	1,176,175
Danaher Corp.	5,000	296,200
Donaldson Co., Inc.	4,000	140,600
GEA Group AG	18,000	263,051
Ingersoll-Rand Co. Ltd. Class A	18,000	332,100
Sulzer AG (Reg.)	6,837	403,569
		2,611,695
Marine - 0.5%
DryShips, Inc.	6,500	125,125
Excel Maritime Carriers Ltd.	8,000	91,520
Genco Shipping & Trading Ltd.	26,700	556,695
		773,340
Professional Services - 1.1%
Equifax, Inc.	6,000	156,480
FTI Consulting, Inc. (a)	9,300	541,725
Huron Consulting Group, Inc. (a)	8,200	445,834

	Shares	Value
Manpower, Inc.	12,400	$ 386,012
SR Teleperformance SA	11,300	243,838
		1,773,889
Road & Rail - 0.2%
Knight Transportation, Inc.	2,000	31,800
Localiza Rent a Car SA	35,000	135,847
Union Pacific Corp.	2,000	133,540
		301,187
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	25,000	342,000
Watsco, Inc.	4,500	184,905
		526,905
Transportation Infrastructure - 0.7%
Aegean Marine Petroleum Network, Inc.	105,000	1,126,650
TOTAL INDUSTRIALS		20,549,514
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.7%
Corning, Inc.	22,000	238,260
Juniper Networks, Inc. (a)	87,700	1,643,498
Nice Systems Ltd. sponsored ADR (a)	5,000	111,800
QUALCOMM, Inc.	18,600	711,636
		2,705,194
Computers & Peripherals - 0.6%
NCR Corp. (a)	50,900	930,452
Electronic Equipment & Components - 2.2%
Arrow Electronics, Inc. (a)	10,000	174,500
Avnet, Inc. (a)	17,300	289,602
Bell Microproducts, Inc. (a)	64,318	57,886
China Security & Surveillance Technology, Inc. (a)	57,900	606,213
Digital Ally, Inc. (a)(d)	237,055	900,809
Diploma PLC	218,400	456,902
Flextronics International Ltd. (a)	61,100	255,398
FLIR Systems, Inc. (a)	27,300	876,330
		3,617,640
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	16,900	243,022
Art Technology Group, Inc. (a)	245,700	479,115
comScore, Inc. (a)	14,000	170,800
DealerTrack Holdings, Inc. (a)	59,800	641,654
Dice Holdings, Inc. (a)(d)	178,600	725,116
Internet Brands, Inc. Class A	30,979	201,054
Omniture, Inc. (a)(d)	92,700	1,066,050
Sohu.com, Inc. (a)	6,000	329,640
WebMD Health Corp. Class A (a)(d)	10,000	223,500
		4,079,951
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	84,800	1,628,160
CyberSource Corp. (a)	41,500	504,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	4,900	$ 724,318
VeriFone Holdings, Inc. (a)(d)	75,300	855,408
Visa, Inc.	14,300	791,505
		4,503,616
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	13,900	241,165
Applied Materials, Inc.	73,100	943,721
ARM Holdings PLC sponsored ADR	23,600	111,392
ASML Holding NV (NY Shares)	38,200	670,410
Broadcom Corp. Class A (a)	28,900	493,612
Cavium Networks, Inc. (a)	42,000	535,080
Cymer, Inc. (a)	18,000	440,460
Globe Specialty Metals, Inc. (Reg. S) (a)	52,000	702,000
Intersil Corp. Class A	28,400	388,796
MEMC Electronic Materials, Inc. (a)	22,100	406,198
Microchip Technology, Inc.	9,500	233,985
Skyworks Solutions, Inc. (a)	222,600	1,587,138
Teradyne, Inc. (a)	31,100	158,610
Varian Semiconductor Equipment Associates, Inc. (a)	33,800	663,156
Xilinx, Inc.	22,100	407,082
		7,982,805
Software - 3.7%
Activision Blizzard, Inc. (a)	75,300	938,238
Adobe Systems, Inc. (a)	8,000	213,120
Autonomy Corp. PLC (a)	32,000	507,319
CA, Inc.	54,600	971,880
CommVault Systems, Inc. (a)	20,000	214,000
Concur Technologies, Inc. (a)	15,600	393,588
Quest Software, Inc. (a)	54,600	723,450
Salesforce.com, Inc. (a)	4,000	123,840
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	273,735
SPSS, Inc. (a)	1,000	23,360
SuccessFactors, Inc. (d)	10,311	82,385
Sybase, Inc. (a)	16,400	436,732
Symantec Corp. (a)	40,400	508,232
Taleo Corp. Class A (a)	42,000	579,600
Voltaire Ltd. (a)	52,500	157,500
		6,146,979
TOTAL INFORMATION TECHNOLOGY		29,966,637
MATERIALS - 3.6%
Chemicals - 1.6%
Albemarle Corp.	24,100	586,835
Calgon Carbon Corp. (a)	30,000	399,600
FMC Corp.	7,300	317,842
Monsanto Co.	4,000	355,920

	Shares	Value
Solutia, Inc. (a)	96,100	$ 926,404
W.R. Grace & Co. (a)	10,000	90,100
		2,676,701
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	7,000	212,870
Temple-Inland, Inc.	13,000	77,090
		289,960
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	6,000	165,500
Barrick Gold Corp.	6,900	157,708
Cliffs Natural Resources, Inc.	5,400	145,746
Eldorado Gold Corp. (a)	40,000	165,202
Goldcorp, Inc.	7,000	130,851
Kinross Gold Corp.	15,000	156,120
Lihir Gold Ltd. sponsored ADR (a)	14,000	178,920
Newmont Mining Corp.	16,000	421,440
Randgold Resources Ltd. sponsored ADR	8,800	272,888
Timminco Ltd. (a)(d)	205,800	1,160,591
Yamana Gold, Inc.	15,000	71,529
		3,026,495
TOTAL MATERIALS		5,993,156
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc.	174,700	499,642
tw telecom, inc. (a)	10,000	70,800
		570,442
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	5,805	187,560
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	219,450
Vivo Participacoes SA sponsored ADR	30,000	328,200
		735,210
TOTAL TELECOMMUNICATION SERVICES		1,305,652
UTILITIES - 3.1%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	19,200	578,880
E.ON AG	4,500	172,156
Enernoc, Inc. (a)(d)	10,000	66,000
Entergy Corp.	8,500	663,425
Exelon Corp.	1,500	81,360
FirstEnergy Corp.	3,000	156,480
Grupo Acciona SA	2,000	189,180
PPL Corp.	36,900	1,211,058
		3,118,539
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	75,800	604,126
Constellation Energy Group, Inc.	20,200	489,042
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	12,000	$ 279,000
Ormat Technologies, Inc. (d)	17,600	425,216
		1,797,384
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,000	130,500
TOTAL UTILITIES		5,046,423
TOTAL COMMON STOCKS (Cost $207,825,358)		151,611,733
Convertible Bonds - 1.2%
	Principal Amount
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.6%
SL Green Realty Corp. 3% 3/30/27 (e)	$ 1,800,000	981,000
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	1,250,000	492,750
INDUSTRIALS - 0.3%
Electrical Equipment - 0.3%
Evergreen Solar, Inc. 4% 7/15/13	1,000,000	351,250
Sunpower Corp. 1.25% 2/15/27	180,000	121,275
		472,525
TOTAL CONVERTIBLE BONDS (Cost $2,757,866)		1,946,275
Money Market Funds - 14.0%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	12,800,993	$ 12,800,993
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	10,320,537	10,320,537
TOTAL MONEY MARKET FUNDS (Cost $23,121,530)		23,121,530
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $233,704,754)	176,679,538
NET OTHER ASSETS - (7.1)%	(11,667,611)
NET ASSETS - 100%	$ 165,011,927
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $981,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,363
Fidelity Securities Lending Cash Central Fund	427,687
Total	$ 504,050
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 176,679,538	$ 169,141,701	$ 7,537,837	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $240,236,806 Net unrealized depreciation aggregated $63,557,268, of which $5,705,661 related to appreciated investment securities and $69,262,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.859112.101

AMCG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.8%
BorgWarner, Inc.	12,000	$ 269,640
Johnson Controls, Inc.	30,000	531,900
Tenneco, Inc. (a)	40,000	196,400
TRW Automotive Holdings Corp. (a)	45,000	284,400
		1,282,340
Automobiles - 0.1%
Fiat SpA	10,000	79,478
Diversified Consumer Services - 2.0%
American Public Education, Inc.	11,100	491,397
Apollo Group, Inc. Class A (non-vtg.) (a)	12,200	848,022
Capella Education Co. (a)	2,000	94,800
Hillenbrand, Inc.	32,700	621,300
K12, Inc.	16,200	445,500
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,400	89,530
Princeton Review, Inc. (a)(d)	109,200	608,244
Strayer Education, Inc.	600	135,762
		3,334,555
Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc. (a)	26,400	584,760
Buffalo Wild Wings, Inc. (a)	14,100	398,748
Burger King Holdings, Inc.	58,689	1,166,737
California Pizza Kitchen, Inc. (a)	25,000	244,250
Papa John's International, Inc. (a)	15,100	340,656
Peet's Coffee & Tea, Inc. (a)	4,000	89,840
Red Robin Gourmet Burgers, Inc. (a)	16,000	243,040
Yum! Brands, Inc.	34,900	1,012,449
		4,080,480
Household Durables - 2.4%
Centex Corp.	66,700	817,075
KB Home	47,500	792,775
Meritage Homes Corp. (a)	50,000	686,500
Newell Rubbermaid, Inc.	15,100	207,625
Pulte Homes, Inc.	73,200	815,448
Ryland Group, Inc.	5,000	93,950
Tupperware Brands Corp.	23,800	602,140
		4,015,513
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)	15,700	480,106
PetMed Express, Inc. (a)	27,300	482,118
Priceline.com, Inc. (a)	599	31,525
		993,749
Leisure Equipment & Products - 0.3%
Leapfrog Enterprises, Inc. Class A (a)	54,300	366,525
Nikon Corp.	14,000	197,294
		563,819
Media - 2.4%
Ascent Media Corp. (a)	5,400	136,566

	Shares	Value
Central European Media Enterprises Ltd. Class A (a)	4,000	$ 106,840
Discovery Communications, Inc. Class C (a)	22,000	293,040
Grupo Televisa SA de CV (CPO) sponsored ADR	65,500	1,156,730
Liberty Media Corp. - Entertainment Class A (a)	35,000	563,500
Scripps Networks Interactive, Inc. Class A	14,000	397,600
Virgin Media, Inc.	20,000	115,200
VisionChina Media, Inc. ADR	150,700	1,205,600
		3,975,076
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	5,000	144,800
Lumber Liquidators, Inc. (d)	39,800	331,534
Monro Muffler Brake, Inc.	9,700	208,841
Ross Stores, Inc.	34,500	1,127,805
Staples, Inc.	55,700	1,082,251
The Buckle, Inc. (d)	24,600	647,964
USS Co. Ltd.	1,900	116,369
		3,659,564
Textiles, Apparel & Luxury Goods - 3.2%
American Apparel, Inc. (a)(d)	437,751	2,573,972
Deckers Outdoor Corp. (a)	3,300	280,038
FGX International Ltd.	50,200	552,200
Iconix Brand Group, Inc. (a)	51,400	559,746
Lululemon Athletica, Inc. (a)	18,900	267,813
Polo Ralph Lauren Corp. Class A	20,500	966,985
		5,200,754
TOTAL CONSUMER DISCRETIONARY		27,185,328
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	11,200	356,608
Food Products - 0.2%
Campbell Soup Co.	4,300	163,185
McCormick & Co., Inc. (non-vtg.)	6,300	212,058
		375,243
Personal Products - 0.4%
Avon Products, Inc.	26,000	645,580
TOTAL CONSUMER STAPLES		1,377,431
ENERGY - 9.0%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (a)	15,000	412,200
BJ Services Co.	39,000	501,150
Compagnie Generale de Geophysique SA (a)	5,000	80,847
Diamond Offshore Drilling, Inc.	3,700	328,560
ENSCO International, Inc.	21,000	798,210
Exterran Holdings, Inc. (a)	1,000	22,410
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	105,000	$ 267,750
Halliburton Co.	10,000	197,900
Helix Energy Solutions Group, Inc. (a)	30,000	316,800
Hercules Offshore, Inc. (a)	30,000	218,700
IHS, Inc. Class A (a)	19,100	675,949
Nabors Industries Ltd. (a)	36,000	517,680
Noble Corp.	32,800	1,056,488
Patterson-UTI Energy, Inc.	15,000	199,050
Petroleum Geo-Services ASA (a)	18,800	93,613
Smith International, Inc.	26,100	899,928
T-3 Energy Services, Inc. (a)	7,000	168,770
Weatherford International Ltd. (a)	20,000	337,600
		7,093,605
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	5,700	203,889
Arch Coal, Inc.	20,400	436,764
Boardwalk Pipeline Partners, LP	5,700	136,800
Cameco Corp.	3,000	49,088
Canadian Natural Resources Ltd.	8,100	408,560
Chesapeake Energy Corp.	4,100	90,077
Concho Resources, Inc. (a)	1,000	21,250
CONSOL Energy, Inc.	26,300	825,557
Copano Energy LLC	4,900	107,947
Denbury Resources, Inc. (a)	31,700	402,907
EOG Resources, Inc.	500	40,460
EXCO Resources, Inc. (a)	24,000	220,560
Foundation Coal Holdings, Inc.	7,000	145,320
Hess Corp.	4,000	240,840
Holly Corp.	18,601	365,138
Newfield Exploration Co. (a)	2,000	45,960
Petrobank Energy & Resources Ltd. (a)	1,200	22,889
Quicksilver Resources, Inc. (a)	15,000	157,050
Range Resources Corp.	13,100	553,082
Southwestern Energy Co. (a)	57,200	2,037,464
Tesoro Corp. (d)	22,400	216,608
Walter Industries, Inc.	3,000	116,250
Williams Companies, Inc.	39,400	826,218
XTO Energy, Inc.	2,000	71,900
		7,742,578
TOTAL ENERGY		14,836,183
FINANCIALS - 11.8%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	13,000	423,800
Charles Schwab Corp.	26,200	500,944
Franklin Resources, Inc.	5,100	346,800
Goldman Sachs Group, Inc.	4,400	407,000
Greenhill & Co., Inc. (d)	4,000	263,880
Janus Capital Group, Inc.	12,000	140,880

	Shares	Value
SEI Investments Co.	34,200	$ 604,656
T. Rowe Price Group, Inc.	30,300	1,198,062
TradeStation Group, Inc. (a)	46,000	360,180
		4,246,202
Commercial Banks - 1.6%
Associated Banc-Corp.	25,000	551,500
Banco do Brasil SA	25,000	165,188
Huntington Bancshares, Inc.	34,000	321,300
Mitsubishi UFJ Financial Group, Inc.	96,000	603,250
PNC Financial Services Group, Inc.	7,000	466,690
Sumitomo Mitsui Financial Group, Inc.	77	308,667
Zions Bancorp	4,000	152,440
		2,569,035
Consumer Finance - 0.7%
Capital One Financial Corp.	6,000	234,720
Promise Co. Ltd. (d)	10,000	179,483
SLM Corp. (a)	76,400	815,188
		1,229,391
Diversified Financial Services - 2.1%
BM&F BOVESPA SA	196,138	521,113
CME Group, Inc.	2,000	564,300
Heckmann Corp. (a)	210,000	1,570,800
IntercontinentalExchange, Inc. (a)	3,400	290,904
KKR Financial Holdings LLC	68,000	262,480
MSCI, Inc. Class A	11,800	203,432
		3,413,029
Insurance - 3.9%
ACE Ltd.	9,700	556,392
Allied World Assurance Co. Holdings Ltd.	3,000	96,210
Axis Capital Holdings Ltd.	5,000	142,400
CNinsure, Inc. ADR (d)	64,299	561,973
Endurance Specialty Holdings Ltd.	12,500	378,000
Everest Re Group Ltd.	6,000	448,200
MetLife, Inc.	13,000	431,860
Platinum Underwriters Holdings Ltd.	17,500	555,450
Reinsurance Group of America, Inc. Class B	57,000	2,111,280
The Chubb Corp.	6,000	310,920
W.R. Berkley Corp.	35,000	919,450
		6,512,135
Real Estate Investment Trusts - 0.5%
CapitalSource, Inc.	82,699	611,973
SL Green Realty Corp.	5,000	210,200
		822,173
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	2,400	11,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	10,500	$ 345,660
Meruelo Maddux Properties, Inc. (a)	300,000	294,000
		650,860
TOTAL FINANCIALS		19,442,825
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Acorda Therapeutics, Inc. (a)(d)	15,000	306,000
Alexion Pharmaceuticals, Inc. (a)	13,000	529,750
Alkermes, Inc. (a)	32,100	317,148
Amylin Pharmaceuticals, Inc. (a)	49,100	501,311
Biogen Idec, Inc. (a)	13,100	557,405
BioMarin Pharmaceutical, Inc. (a)	33,700	617,384
Celgene Corp. (a)	5,000	321,300
Cephalon, Inc. (a)	11,200	803,264
CSL Ltd.	8,000	194,456
Genentech, Inc. (a)	9,000	746,460
Gilead Sciences, Inc. (a)	9,862	452,173
Grifols SA	10,000	199,008
GTx, Inc. (a)	33,600	474,432
Martek Biosciences	1,000	29,830
Myriad Genetics, Inc. (a)	13,300	839,097
Omrix Biopharmaceuticals, Inc. (a)	6,000	103,980
Rigel Pharmaceuticals, Inc. (a)	31,700	276,107
Theravance, Inc. (a)(d)	9,338	63,312
		7,332,417
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	5,000	72,900
Align Technology, Inc. (a)(d)	12,008	83,215
Baxter International, Inc.	10,900	659,341
C.R. Bard, Inc.	8,000	706,000
Covidien Ltd.	9,000	398,610
EnteroMedics, Inc.	18,100	22,806
ev3, Inc. (a)	47,000	304,090
Immucor, Inc. (a)	3,000	79,650
Integra LifeSciences Holdings Corp. (a)	9,000	337,860
Kinetic Concepts, Inc. (a)	19,000	459,990
Masimo Corp. (a)	8,900	284,711
RTI Biologics, Inc. (a)	31,500	96,075
St. Jude Medical, Inc. (a)	16,400	623,692
TranS1, Inc.	64,900	412,764
		4,541,704
Health Care Providers & Services - 3.9%
Amedisys, Inc. (a)	9,500	535,895
athenahealth, Inc. (a)	11,800	361,080
Brookdale Senior Living, Inc.	16,000	137,920
Coventry Health Care, Inc. (a)	5,500	72,545
Emeritus Corp. (a)(d)	66,008	761,072

	Shares	Value
Express Scripts, Inc. (a)	27,000	$ 1,636,470
Genoptix, Inc.	12,000	401,280
Hanger Orthopedic Group, Inc. (a)	22,950	382,347
LHC Group, Inc. (a)	8,000	282,240
Medco Health Solutions, Inc. (a)	26,200	994,290
MWI Veterinary Supply, Inc. (a)	5,000	173,150
Odontoprev SA	18,000	222,817
Pediatrix Medical Group, Inc. (a)	11,587	447,838
		6,408,944
Health Care Technology - 0.6%
HLTH Corp. (a)	77,800	644,962
MedAssets, Inc.	26,900	388,167
		1,033,129
Life Sciences Tools & Services - 2.0%
AMAG Pharmaceuticals, Inc. (a)	20,000	611,600
Charles River Laboratories International, Inc. (a)	21,500	770,345
Covance, Inc. (a)	1,300	65,000
Illumina, Inc. (a)	16,000	493,280
PAREXEL International Corp. (a)	28,400	295,360
QIAGEN NV (a)	24,100	343,666
Sequenom, Inc. (a)(d)	36,300	653,400
		3,232,651
Pharmaceuticals - 2.0%
Allergan, Inc.	34,400	1,364,648
Perrigo Co.	700	23,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,300	527,424
XenoPort, Inc. (a)	34,700	1,443,867
		3,359,739
TOTAL HEALTH CARE		25,908,584
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc. (a)(d)	21,800	1,799,372
General Dynamics Corp.	5,000	301,600
Precision Castparts Corp.	8,700	563,847
Spirit AeroSystems Holdings, Inc. Class A (a)	40,100	646,813
		3,311,632
Airlines - 0.4%
AirTran Holdings, Inc. (a)	140,100	573,009
Delta Air Lines, Inc. (a)	15,875	174,308
		747,317
Building Products - 0.0%
Universal Forest Products, Inc.	1,000	23,650
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	35,000	364,700
Corrections Corp. of America (a)(d)	59,182	1,130,968
EnergySolutions, Inc.	65,000	293,150
Fuel Tech, Inc. (a)(d)	8,100	95,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
GeoEye, Inc. (a)	17,000	$ 367,880
InnerWorkings, Inc. (a)	32,000	222,400
Republic Services, Inc.	32,300	765,510
The Brink's Co.	9,000	436,410
Waste Connections, Inc. (a)	2,600	88,010
Waste Management, Inc.	16,800	524,664
		4,288,867
Construction & Engineering - 0.5%
BAUER AG	5,000	180,320
Great Lakes Dredge & Dock Corp.	63,806	285,851
URS Corp. (a)	14,000	411,460
		877,631
Electrical Equipment - 2.3%
American Superconductor Corp. (a)(d)	25,000	312,750
AMETEK, Inc.	19,700	655,025
Carbone Lorraine	5,000	148,698
Ener1, Inc. (a)	3,000	23,490
Energy Conversion Devices, Inc. (a)(d)	12,500	426,750
First Solar, Inc. (a)	1,800	258,660
JA Solar Holdings Co. Ltd. ADR (a)(d)	104,000	499,200
Q-Cells AG (a)(d)	8,600	338,326
SolarWorld AG	17,300	436,022
Sunpower Corp. Class A (a)(d)	9,400	367,164
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	18,000	315,000
		3,781,085
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	5,000	85,650
Orkla ASA (A Shares)	30,000	199,716
Siemens AG sponsored ADR	2,000	120,300
		405,666
Machinery - 1.6%
Cummins, Inc.	45,500	1,176,175
Danaher Corp.	5,000	296,200
Donaldson Co., Inc.	4,000	140,600
GEA Group AG	18,000	263,051
Ingersoll-Rand Co. Ltd. Class A	18,000	332,100
Sulzer AG (Reg.)	6,837	403,569
		2,611,695
Marine - 0.5%
DryShips, Inc.	6,500	125,125
Excel Maritime Carriers Ltd.	8,000	91,520
Genco Shipping & Trading Ltd.	26,700	556,695
		773,340
Professional Services - 1.1%
Equifax, Inc.	6,000	156,480
FTI Consulting, Inc. (a)	9,300	541,725
Huron Consulting Group, Inc. (a)	8,200	445,834

	Shares	Value
Manpower, Inc.	12,400	$ 386,012
SR Teleperformance SA	11,300	243,838
		1,773,889
Road & Rail - 0.2%
Knight Transportation, Inc.	2,000	31,800
Localiza Rent a Car SA	35,000	135,847
Union Pacific Corp.	2,000	133,540
		301,187
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	25,000	342,000
Watsco, Inc.	4,500	184,905
		526,905
Transportation Infrastructure - 0.7%
Aegean Marine Petroleum Network, Inc.	105,000	1,126,650
TOTAL INDUSTRIALS		20,549,514
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.7%
Corning, Inc.	22,000	238,260
Juniper Networks, Inc. (a)	87,700	1,643,498
Nice Systems Ltd. sponsored ADR (a)	5,000	111,800
QUALCOMM, Inc.	18,600	711,636
		2,705,194
Computers & Peripherals - 0.6%
NCR Corp. (a)	50,900	930,452
Electronic Equipment & Components - 2.2%
Arrow Electronics, Inc. (a)	10,000	174,500
Avnet, Inc. (a)	17,300	289,602
Bell Microproducts, Inc. (a)	64,318	57,886
China Security & Surveillance Technology, Inc. (a)	57,900	606,213
Digital Ally, Inc. (a)(d)	237,055	900,809
Diploma PLC	218,400	456,902
Flextronics International Ltd. (a)	61,100	255,398
FLIR Systems, Inc. (a)	27,300	876,330
		3,617,640
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	16,900	243,022
Art Technology Group, Inc. (a)	245,700	479,115
comScore, Inc. (a)	14,000	170,800
DealerTrack Holdings, Inc. (a)	59,800	641,654
Dice Holdings, Inc. (a)(d)	178,600	725,116
Internet Brands, Inc. Class A	30,979	201,054
Omniture, Inc. (a)(d)	92,700	1,066,050
Sohu.com, Inc. (a)	6,000	329,640
WebMD Health Corp. Class A (a)(d)	10,000	223,500
		4,079,951
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	84,800	1,628,160
CyberSource Corp. (a)	41,500	504,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	4,900	$ 724,318
VeriFone Holdings, Inc. (a)(d)	75,300	855,408
Visa, Inc.	14,300	791,505
		4,503,616
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	13,900	241,165
Applied Materials, Inc.	73,100	943,721
ARM Holdings PLC sponsored ADR	23,600	111,392
ASML Holding NV (NY Shares)	38,200	670,410
Broadcom Corp. Class A (a)	28,900	493,612
Cavium Networks, Inc. (a)	42,000	535,080
Cymer, Inc. (a)	18,000	440,460
Globe Specialty Metals, Inc. (Reg. S) (a)	52,000	702,000
Intersil Corp. Class A	28,400	388,796
MEMC Electronic Materials, Inc. (a)	22,100	406,198
Microchip Technology, Inc.	9,500	233,985
Skyworks Solutions, Inc. (a)	222,600	1,587,138
Teradyne, Inc. (a)	31,100	158,610
Varian Semiconductor Equipment Associates, Inc. (a)	33,800	663,156
Xilinx, Inc.	22,100	407,082
		7,982,805
Software - 3.7%
Activision Blizzard, Inc. (a)	75,300	938,238
Adobe Systems, Inc. (a)	8,000	213,120
Autonomy Corp. PLC (a)	32,000	507,319
CA, Inc.	54,600	971,880
CommVault Systems, Inc. (a)	20,000	214,000
Concur Technologies, Inc. (a)	15,600	393,588
Quest Software, Inc. (a)	54,600	723,450
Salesforce.com, Inc. (a)	4,000	123,840
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	273,735
SPSS, Inc. (a)	1,000	23,360
SuccessFactors, Inc. (d)	10,311	82,385
Sybase, Inc. (a)	16,400	436,732
Symantec Corp. (a)	40,400	508,232
Taleo Corp. Class A (a)	42,000	579,600
Voltaire Ltd. (a)	52,500	157,500
		6,146,979
TOTAL INFORMATION TECHNOLOGY		29,966,637
MATERIALS - 3.6%
Chemicals - 1.6%
Albemarle Corp.	24,100	586,835
Calgon Carbon Corp. (a)	30,000	399,600
FMC Corp.	7,300	317,842
Monsanto Co.	4,000	355,920

	Shares	Value
Solutia, Inc. (a)	96,100	$ 926,404
W.R. Grace & Co. (a)	10,000	90,100
		2,676,701
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	7,000	212,870
Temple-Inland, Inc.	13,000	77,090
		289,960
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	6,000	165,500
Barrick Gold Corp.	6,900	157,708
Cliffs Natural Resources, Inc.	5,400	145,746
Eldorado Gold Corp. (a)	40,000	165,202
Goldcorp, Inc.	7,000	130,851
Kinross Gold Corp.	15,000	156,120
Lihir Gold Ltd. sponsored ADR (a)	14,000	178,920
Newmont Mining Corp.	16,000	421,440
Randgold Resources Ltd. sponsored ADR	8,800	272,888
Timminco Ltd. (a)(d)	205,800	1,160,591
Yamana Gold, Inc.	15,000	71,529
		3,026,495
TOTAL MATERIALS		5,993,156
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc.	174,700	499,642
tw telecom, inc. (a)	10,000	70,800
		570,442
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	5,805	187,560
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	219,450
Vivo Participacoes SA sponsored ADR	30,000	328,200
		735,210
TOTAL TELECOMMUNICATION SERVICES		1,305,652
UTILITIES - 3.1%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	19,200	578,880
E.ON AG	4,500	172,156
Enernoc, Inc. (a)(d)	10,000	66,000
Entergy Corp.	8,500	663,425
Exelon Corp.	1,500	81,360
FirstEnergy Corp.	3,000	156,480
Grupo Acciona SA	2,000	189,180
PPL Corp.	36,900	1,211,058
		3,118,539
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	75,800	604,126
Constellation Energy Group, Inc.	20,200	489,042
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	12,000	$ 279,000
Ormat Technologies, Inc. (d)	17,600	425,216
		1,797,384
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,000	130,500
TOTAL UTILITIES		5,046,423
TOTAL COMMON STOCKS (Cost $207,825,358)		151,611,733
Convertible Bonds - 1.2%
	Principal Amount
FINANCIALS - 0.6%
Real Estate Investment Trusts - 0.6%
SL Green Realty Corp. 3% 3/30/27 (e)	$ 1,800,000	981,000
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	1,250,000	492,750
INDUSTRIALS - 0.3%
Electrical Equipment - 0.3%
Evergreen Solar, Inc. 4% 7/15/13	1,000,000	351,250
Sunpower Corp. 1.25% 2/15/27	180,000	121,275
		472,525
TOTAL CONVERTIBLE BONDS (Cost $2,757,866)		1,946,275
Money Market Funds - 14.0%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	12,800,993	$ 12,800,993
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	10,320,537	10,320,537
TOTAL MONEY MARKET FUNDS (Cost $23,121,530)		23,121,530
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $233,704,754)	176,679,538
NET OTHER ASSETS - (7.1)%	(11,667,611)
NET ASSETS - 100%	$ 165,011,927
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $981,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,363
Fidelity Securities Lending Cash Central Fund	427,687
Total	$ 504,050
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 176,679,538	$ 169,141,701	$ 7,537,837	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $240,236,806 Net unrealized depreciation aggregated $63,557,268, of which $5,705,661 related to appreciated investment securities and $69,262,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Value Fund

October 31, 2008

1.809074.104

MCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.3%
Federal-Mogul Corp. Class A (a)	101,600	$ 728,472
The Goodyear Tire & Rubber Co. (a)	290,900	2,594,828
TRW Automotive Holdings Corp. (a)	253,400	1,601,488
WABCO Holdings, Inc.	64,700	1,188,539
		6,113,327
Diversified Consumer Services - 1.0%
H&R Block, Inc.	233,400	4,602,648
Household Durables - 4.7%
Jarden Corp. (a)(d)	194,500	3,462,100
Leggett & Platt, Inc. (d)	337,800	5,864,208
NVR, Inc. (a)	9,700	4,755,037
Pulte Homes, Inc.	278,200	3,099,148
Whirlpool Corp. (d)	93,500	4,361,775
		21,542,268
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	175,100	5,090,157
Media - 1.6%
DreamWorks Animation SKG, Inc. Class A (a)	158,300	4,448,230
Liberty Media Corp. - Entertainment Class A (a)	186,800	3,007,480
		7,455,710
Multiline Retail - 0.5%
Big Lots, Inc. (a)	98,400	2,403,912
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc. (a)	284,100	4,963,227
Phillips-Van Heusen Corp.	176,100	4,316,211
VF Corp.	105,000	5,785,500
		15,064,938
TOTAL CONSUMER DISCRETIONARY		62,272,960
CONSUMER STAPLES - 8.0%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	267,500	3,354,450
Dr Pepper Snapple Group, Inc. (a)	278,060	6,367,574
Molson Coors Brewing Co. Class B	155,300	5,802,008
		15,524,032
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)(d)	149,800	5,272,960
Food Products - 3.5%
Dean Foods Co. (a)	120,800	2,640,688
Del Monte Foods Co.	453,500	2,861,585
Ralcorp Holdings, Inc. (a)	67,200	4,548,096

	Shares	Value
The J.M. Smucker Co. (d)	69,300	$ 3,088,008
Tyson Foods, Inc. Class A (d)	338,200	2,955,868
		16,094,245
TOTAL CONSUMER STAPLES		36,891,237
ENERGY - 6.1%
Energy Equipment & Services - 4.6%
ENSCO International, Inc.	53,100	2,018,331
Helmerich & Payne, Inc.	129,200	4,432,852
Key Energy Services, Inc. (a)	494,800	3,067,760
Nabors Industries Ltd. (a)	229,500	3,300,210
Oil States International, Inc. (a)	95,000	2,197,350
Patterson-UTI Energy, Inc.	205,700	2,729,639
Tidewater, Inc.	78,500	3,423,385
		21,169,527
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co. (d)	93,900	3,799,194
Walter Industries, Inc.	77,700	3,010,875
		6,810,069
TOTAL ENERGY		27,979,596
FINANCIALS - 31.3%
Commercial Banks - 7.8%
Associated Banc-Corp.	148,600	3,278,116
BancorpSouth, Inc.	220,900	5,361,243
City National Corp.	59,400	3,179,682
Cullen/Frost Bankers, Inc.	63,200	3,537,304
Fifth Third Bancorp (d)	387,680	4,206,328
Huntington Bancshares, Inc. (d)	526,300	4,973,535
Regions Financial Corp. (d)	536,500	5,949,785
Synovus Financial Corp. (d)	540,300	5,581,299
		36,067,292
Consumer Finance - 1.5%
Discover Financial Services (d)	567,400	6,950,650
Diversified Financial Services - 0.6%
CIT Group, Inc. (d)	659,700	2,731,158
Insurance - 12.3%
Allied World Assurance Co. Holdings Ltd.	103,300	3,312,831
Axis Capital Holdings Ltd.	245,000	6,977,600
Endurance Specialty Holdings Ltd.	198,000	5,987,520
Everest Re Group Ltd.	77,600	5,796,720
Marsh & McLennan Companies, Inc.	307,600	9,018,832
PartnerRe Ltd.	51,300	3,472,497
RenaissanceRe Holdings Ltd.	135,300	6,210,270
Transatlantic Holdings, Inc.	57,100	2,446,735
Unum Group	412,300	6,493,725
W.R. Berkley Corp.	269,400	7,077,138
		56,793,868
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	39,700	$ 2,759,944
Camden Property Trust (SBI)	81,900	2,760,849
Digital Realty Trust, Inc.	73,000	2,444,040
General Growth Properties, Inc.	769,200	3,184,488
Liberty Property Trust (SBI)	198,600	4,736,610
ProLogis Trust	265,600	3,718,400
Public Storage	106,900	8,712,350
SL Green Realty Corp.	120,900	5,082,636
Vornado Realty Trust	82,200	5,799,210
		39,198,527
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	162,800	3,096,456
TOTAL FINANCIALS		144,837,951
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc. (d)	170,300	3,876,028
Health Care Providers & Services - 2.4%
Humana, Inc. (a)	88,300	2,612,797
Omnicare, Inc.	128,200	3,534,474
Universal Health Services, Inc. Class B	74,300	3,123,572
Wellcare Health Plans, Inc. (a)	81,700	1,974,689
		11,245,532
Pharmaceuticals - 1.7%
Forest Laboratories, Inc. (a)	199,100	4,625,093
Warner Chilcott Ltd. (a)	238,600	3,309,382
		7,934,475
TOTAL HEALTH CARE		23,056,035
INDUSTRIALS - 7.2%
Airlines - 1.2%
AMR Corp. (a)	3,000	30,630
Continental Airlines, Inc. Class B (a)	150,500	2,847,460
Delta Air Lines, Inc. (a)(d)	210,758	2,314,123
UAL Corp.	12,700	184,912
		5,377,125
Building Products - 1.2%
Lennox International, Inc.	78,300	2,334,906
Owens Corning (a)	217,600	3,422,848
		5,757,754
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	144,400	4,469,180
Machinery - 2.6%
Crane Co.	170,300	2,787,811
Cummins, Inc.	143,300	3,704,305

	Shares	Value
Flowserve Corp.	57,400	$ 3,267,208
Manitowoc Co., Inc.	257,000	2,528,880
		12,288,204
Professional Services - 1.2%
FTI Consulting, Inc. (a)	38,000	2,213,500
Manpower, Inc.	106,500	3,315,345
		5,528,845
TOTAL INDUSTRIALS		33,421,108
INFORMATION TECHNOLOGY - 6.1%
Computers & Peripherals - 0.6%
NCR Corp. (a)	152,300	2,784,044
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	135,300	5,547,300
Alliance Data Systems Corp. (a)	48,000	2,407,680
		7,954,980
Office Electronics - 1.1%
Xerox Corp.	605,000	4,852,100
Semiconductors & Semiconductor Equipment - 0.6%
LSI Corp. (a)	659,000	2,537,150
Software - 2.1%
Compuware Corp. (a)	380,900	2,430,142
Sybase, Inc. (a)	169,000	4,500,470
Symantec Corp. (a)	233,500	2,937,430
		9,868,042
TOTAL INFORMATION TECHNOLOGY		27,996,316
MATERIALS - 6.7%
Chemicals - 2.6%
Airgas, Inc.	97,400	3,736,264
Lubrizol Corp.	125,700	4,723,806
Terra Industries, Inc.	156,300	3,437,037
		11,897,107
Containers & Packaging - 2.3%
Pactiv Corp. (a)	153,800	3,623,528
Rock-Tenn Co. Class A	140,262	4,265,367
Temple-Inland, Inc.	482,400	2,860,632
		10,749,527
Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	151,500	4,088,985
Reliance Steel & Aluminum Co.	177,600	4,447,104
		8,536,089
TOTAL MATERIALS		31,182,723
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	124,500	$ 3,126,195
Embarq Corp.	92,700	2,781,000
		5,907,195
UTILITIES - 13.7%
Electric Utilities - 1.4%
Edison International	188,400	6,705,156
Gas Utilities - 2.0%
Energen Corp.	143,000	4,800,510
Questar Corp.	125,100	4,310,946
		9,111,456
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	260,900	2,079,373
Calpine Corp. (a)	301,600	3,528,720
Mirant Corp. (a)(d)	186,000	3,258,720
NRG Energy, Inc. (a)	194,100	4,512,825
		13,379,638
Multi-Utilities - 7.4%
CMS Energy Corp. (d)	510,200	5,229,550
MDU Resources Group, Inc.	295,100	5,373,771
OGE Energy Corp.	189,900	5,184,270
PG&E Corp.	251,500	9,222,505
TECO Energy, Inc.	229,000	2,642,660
Wisconsin Energy Corp.	151,300	6,581,550
		34,234,306
TOTAL UTILITIES		63,430,556
TOTAL COMMON STOCKS (Cost $577,696,777)		456,975,677
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 1.81% (b)	3,577,803	3,577,803
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	55,528,075	55,528,075
TOTAL MONEY MARKET FUNDS (Cost $59,105,878)		59,105,878
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,186,000)	$ 2,186,031	$ 2,186,000
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $638,988,655)	518,267,555
NET OTHER ASSETS - (12.2)%	(56,305,703)
NET ASSETS - 100%	$ 461,961,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,186,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 521,818
Banc of America Securities LLC	1,225,264
Barclays Capital, Inc.	277,563
Credit Suisse Securities (USA) LLC	111,025
Deutsche Bank Securities, Inc.	50,330
$ 2,186,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,881
Fidelity Securities Lending Cash Central Fund	351,993
Total	$ 421,874
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 518,267,555	$ 516,081,555	$ 2,186,000	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $653,768,093. Net unrealized depreciation aggregated $135,500,538, of which $10,011,240 related to appreciated investment securities and $145,511,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.859109.101

AMCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.3%
Federal-Mogul Corp. Class A (a)	101,600	$ 728,472
The Goodyear Tire & Rubber Co. (a)	290,900	2,594,828
TRW Automotive Holdings Corp. (a)	253,400	1,601,488
WABCO Holdings, Inc.	64,700	1,188,539
		6,113,327
Diversified Consumer Services - 1.0%
H&R Block, Inc.	233,400	4,602,648
Household Durables - 4.7%
Jarden Corp. (a)(d)	194,500	3,462,100
Leggett & Platt, Inc. (d)	337,800	5,864,208
NVR, Inc. (a)	9,700	4,755,037
Pulte Homes, Inc.	278,200	3,099,148
Whirlpool Corp. (d)	93,500	4,361,775
		21,542,268
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	175,100	5,090,157
Media - 1.6%
DreamWorks Animation SKG, Inc. Class A (a)	158,300	4,448,230
Liberty Media Corp. - Entertainment Class A (a)	186,800	3,007,480
		7,455,710
Multiline Retail - 0.5%
Big Lots, Inc. (a)	98,400	2,403,912
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc. (a)	284,100	4,963,227
Phillips-Van Heusen Corp.	176,100	4,316,211
VF Corp.	105,000	5,785,500
		15,064,938
TOTAL CONSUMER DISCRETIONARY		62,272,960
CONSUMER STAPLES - 8.0%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	267,500	3,354,450
Dr Pepper Snapple Group, Inc. (a)	278,060	6,367,574
Molson Coors Brewing Co. Class B	155,300	5,802,008
		15,524,032
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)(d)	149,800	5,272,960
Food Products - 3.5%
Dean Foods Co. (a)	120,800	2,640,688
Del Monte Foods Co.	453,500	2,861,585
Ralcorp Holdings, Inc. (a)	67,200	4,548,096

	Shares	Value
The J.M. Smucker Co. (d)	69,300	$ 3,088,008
Tyson Foods, Inc. Class A (d)	338,200	2,955,868
		16,094,245
TOTAL CONSUMER STAPLES		36,891,237
ENERGY - 6.1%
Energy Equipment & Services - 4.6%
ENSCO International, Inc.	53,100	2,018,331
Helmerich & Payne, Inc.	129,200	4,432,852
Key Energy Services, Inc. (a)	494,800	3,067,760
Nabors Industries Ltd. (a)	229,500	3,300,210
Oil States International, Inc. (a)	95,000	2,197,350
Patterson-UTI Energy, Inc.	205,700	2,729,639
Tidewater, Inc.	78,500	3,423,385
		21,169,527
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co. (d)	93,900	3,799,194
Walter Industries, Inc.	77,700	3,010,875
		6,810,069
TOTAL ENERGY		27,979,596
FINANCIALS - 31.3%
Commercial Banks - 7.8%
Associated Banc-Corp.	148,600	3,278,116
BancorpSouth, Inc.	220,900	5,361,243
City National Corp.	59,400	3,179,682
Cullen/Frost Bankers, Inc.	63,200	3,537,304
Fifth Third Bancorp (d)	387,680	4,206,328
Huntington Bancshares, Inc. (d)	526,300	4,973,535
Regions Financial Corp. (d)	536,500	5,949,785
Synovus Financial Corp. (d)	540,300	5,581,299
		36,067,292
Consumer Finance - 1.5%
Discover Financial Services (d)	567,400	6,950,650
Diversified Financial Services - 0.6%
CIT Group, Inc. (d)	659,700	2,731,158
Insurance - 12.3%
Allied World Assurance Co. Holdings Ltd.	103,300	3,312,831
Axis Capital Holdings Ltd.	245,000	6,977,600
Endurance Specialty Holdings Ltd.	198,000	5,987,520
Everest Re Group Ltd.	77,600	5,796,720
Marsh & McLennan Companies, Inc.	307,600	9,018,832
PartnerRe Ltd.	51,300	3,472,497
RenaissanceRe Holdings Ltd.	135,300	6,210,270
Transatlantic Holdings, Inc.	57,100	2,446,735
Unum Group	412,300	6,493,725
W.R. Berkley Corp.	269,400	7,077,138
		56,793,868
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	39,700	$ 2,759,944
Camden Property Trust (SBI)	81,900	2,760,849
Digital Realty Trust, Inc.	73,000	2,444,040
General Growth Properties, Inc.	769,200	3,184,488
Liberty Property Trust (SBI)	198,600	4,736,610
ProLogis Trust	265,600	3,718,400
Public Storage	106,900	8,712,350
SL Green Realty Corp.	120,900	5,082,636
Vornado Realty Trust	82,200	5,799,210
		39,198,527
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	162,800	3,096,456
TOTAL FINANCIALS		144,837,951
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc. (d)	170,300	3,876,028
Health Care Providers & Services - 2.4%
Humana, Inc. (a)	88,300	2,612,797
Omnicare, Inc.	128,200	3,534,474
Universal Health Services, Inc. Class B	74,300	3,123,572
Wellcare Health Plans, Inc. (a)	81,700	1,974,689
		11,245,532
Pharmaceuticals - 1.7%
Forest Laboratories, Inc. (a)	199,100	4,625,093
Warner Chilcott Ltd. (a)	238,600	3,309,382
		7,934,475
TOTAL HEALTH CARE		23,056,035
INDUSTRIALS - 7.2%
Airlines - 1.2%
AMR Corp. (a)	3,000	30,630
Continental Airlines, Inc. Class B (a)	150,500	2,847,460
Delta Air Lines, Inc. (a)(d)	210,758	2,314,123
UAL Corp.	12,700	184,912
		5,377,125
Building Products - 1.2%
Lennox International, Inc.	78,300	2,334,906
Owens Corning (a)	217,600	3,422,848
		5,757,754
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	144,400	4,469,180
Machinery - 2.6%
Crane Co.	170,300	2,787,811
Cummins, Inc.	143,300	3,704,305

	Shares	Value
Flowserve Corp.	57,400	$ 3,267,208
Manitowoc Co., Inc.	257,000	2,528,880
		12,288,204
Professional Services - 1.2%
FTI Consulting, Inc. (a)	38,000	2,213,500
Manpower, Inc.	106,500	3,315,345
		5,528,845
TOTAL INDUSTRIALS		33,421,108
INFORMATION TECHNOLOGY - 6.1%
Computers & Peripherals - 0.6%
NCR Corp. (a)	152,300	2,784,044
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	135,300	5,547,300
Alliance Data Systems Corp. (a)	48,000	2,407,680
		7,954,980
Office Electronics - 1.1%
Xerox Corp.	605,000	4,852,100
Semiconductors & Semiconductor Equipment - 0.6%
LSI Corp. (a)	659,000	2,537,150
Software - 2.1%
Compuware Corp. (a)	380,900	2,430,142
Sybase, Inc. (a)	169,000	4,500,470
Symantec Corp. (a)	233,500	2,937,430
		9,868,042
TOTAL INFORMATION TECHNOLOGY		27,996,316
MATERIALS - 6.7%
Chemicals - 2.6%
Airgas, Inc.	97,400	3,736,264
Lubrizol Corp.	125,700	4,723,806
Terra Industries, Inc.	156,300	3,437,037
		11,897,107
Containers & Packaging - 2.3%
Pactiv Corp. (a)	153,800	3,623,528
Rock-Tenn Co. Class A	140,262	4,265,367
Temple-Inland, Inc.	482,400	2,860,632
		10,749,527
Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	151,500	4,088,985
Reliance Steel & Aluminum Co.	177,600	4,447,104
		8,536,089
TOTAL MATERIALS		31,182,723
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	124,500	$ 3,126,195
Embarq Corp.	92,700	2,781,000
		5,907,195
UTILITIES - 13.7%
Electric Utilities - 1.4%
Edison International	188,400	6,705,156
Gas Utilities - 2.0%
Energen Corp.	143,000	4,800,510
Questar Corp.	125,100	4,310,946
		9,111,456
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	260,900	2,079,373
Calpine Corp. (a)	301,600	3,528,720
Mirant Corp. (a)(d)	186,000	3,258,720
NRG Energy, Inc. (a)	194,100	4,512,825
		13,379,638
Multi-Utilities - 7.4%
CMS Energy Corp. (d)	510,200	5,229,550
MDU Resources Group, Inc.	295,100	5,373,771
OGE Energy Corp.	189,900	5,184,270
PG&E Corp.	251,500	9,222,505
TECO Energy, Inc.	229,000	2,642,660
Wisconsin Energy Corp.	151,300	6,581,550
		34,234,306
TOTAL UTILITIES		63,430,556
TOTAL COMMON STOCKS (Cost $577,696,777)		456,975,677
Money Market Funds - 12.8%

Fidelity Cash Central Fund, 1.81% (b)	3,577,803	3,577,803
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	55,528,075	55,528,075
TOTAL MONEY MARKET FUNDS (Cost $59,105,878)		59,105,878
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,186,000)	$ 2,186,031	$ 2,186,000
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $638,988,655)	518,267,555
NET OTHER ASSETS - (12.2)%	(56,305,703)
NET ASSETS - 100%	$ 461,961,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,186,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 521,818
Banc of America Securities LLC	1,225,264
Barclays Capital, Inc.	277,563
Credit Suisse Securities (USA) LLC	111,025
Deutsche Bank Securities, Inc.	50,330
$ 2,186,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,881
Fidelity Securities Lending Cash Central Fund	351,993
Total	$ 421,874
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 518,267,555	$ 516,081,555	$ 2,186,000	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $653,768,093. Net unrealized depreciation aggregated $135,500,538, of which $10,011,240 related to appreciated investment securities and $145,511,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series All-Sector
Equity Fund

October 31, 2008

1.884778.100

ASE-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.1%
Gentex Corp.	255,300	$ 2,448,327
Johnson Controls, Inc.	93,600	1,659,528
		4,107,855
Automobiles - 0.1%
Renault SA	17,700	542,466
Toyota Motor Corp. sponsored ADR	34,700	2,640,323
		3,182,789
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	70,700	4,521,265
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	335,500	19,435,515
Household Durables - 0.2%
D.R. Horton, Inc.	226,700	1,673,046
Harman International Industries, Inc.	71,500	1,313,455
Whirlpool Corp.	29,800	1,390,170
		4,376,671
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	17,400	995,976
Priceline.com, Inc. (a)	14,200	747,346
		1,743,322
Leisure Equipment & Products - 0.3%
Nikon Corp.	539,000	7,595,817
Media - 2.6%
CC Media Holdings, Inc. Class A (a)	32,000	160,000
Central European Media Enterprises Ltd. Class A (a)	120,000	3,205,200
Comcast Corp. Class A	798,100	12,578,056
Eros International PLC (a)	1,240,400	4,598,502
JumpTV, Inc. (a)	812,800	438,149
Liberty Global, Inc. Class A (a)	150,100	2,475,149
News Corp. Class A	464,900	4,946,536
Omnicom Group, Inc.	184,800	5,458,992
The DIRECTV Group, Inc. (a)	167,100	3,657,819
The Walt Disney Co.	171,200	4,434,080
Time Warner Cable, Inc. (a)	283,800	5,556,804
Time Warner, Inc.	1,211,800	12,227,062
Viacom, Inc. Class B (non-vtg.) (a)	235,500	4,761,810
		64,498,159
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Kohl's Corp. (a)	88,100	$ 3,094,953
Target Corp.	163,500	6,559,620
		9,654,573
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	33,700	975,952
Lowe's Companies, Inc.	601,700	13,056,890
MarineMax, Inc. (a)	22,400	51,968
PetSmart, Inc.	156,400	3,079,516
Ross Stores, Inc.	94,600	3,092,474
Staples, Inc.	248,700	4,832,241
Tiffany & Co., Inc.	84,900	2,330,505
TJX Companies, Inc.	365,100	9,770,076
Zumiez, Inc. (a)	178,800	1,745,088
		38,934,710
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc. (a)	168,400	3,576,816
LVMH Moet Hennessy - Louis Vuitton	79,800	5,310,208
NIKE, Inc. Class B	140,100	8,073,963
Ports Design Ltd.	678,000	788,227
		17,749,214
TOTAL CONSUMER DISCRETIONARY		175,799,890
CONSUMER STAPLES - 13.5%
Beverages - 4.5%
Anheuser-Busch Companies, Inc.	230,900	14,322,727
Coca-Cola Enterprises, Inc.	150,900	1,516,545
Coca-Cola FEMSA SAB de CV sponsored ADR	41,900	1,334,096
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	142,100	2,003,610
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	39,700	1,687,250
Constellation Brands, Inc. Class A (sub. vtg.) (a)	282,600	3,543,804
Cott Corp. (a)	25,700	22,806
Diageo PLC sponsored ADR	81,900	5,093,361
Embotelladora Andina SA sponsored ADR	120,900	1,432,665
Fomento Economico Mexicano SA de CV sponsored ADR	26,800	677,772
Heineken NV (Bearer)	24,500	826,464
InBev SA	89,800	3,621,915
Molson Coors Brewing Co. Class B	197,500	7,378,600
PepsiCo, Inc.	521,200	29,713,612
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Pernod Ricard SA	53,100	$ 3,457,802
SABMiller PLC	224,000	3,557,529
The Coca-Cola Co.	755,300	33,278,518
		113,469,076
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	134,900	7,690,649
CVS Caremark Corp.	714,300	21,893,295
Kroger Co.	143,000	3,926,780
Safeway, Inc.	182,400	3,879,648
Sysco Corp.	123,400	3,233,080
Wal-Mart Stores, Inc.	369,600	20,627,376
Walgreen Co.	363,700	9,259,802
X5 Retail Group NV GDR (a)(c)	70,200	716,040
		71,226,670
Food Products - 1.8%
Archer Daniels Midland Co.	197,300	4,090,029
Bunge Ltd.	48,700	1,870,567
Cadbury PLC sponsored ADR	17,300	639,754
Groupe Danone	59,700	3,324,148
Kraft Foods, Inc. Class A	290,800	8,473,912
Lindt & Spruengli AG	35	848,914
Marine Harvest ASA (a)	1,706,000	275,562
Nestle SA (Reg.)	338,036	13,142,370
Tyson Foods, Inc. Class A	165,200	1,443,848
Unilever NV (NY Shares)	384,800	9,254,440
Viterra, Inc. (a)	110,800	702,952
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	13,800	606,372
		44,672,868
Household Products - 3.5%
Colgate-Palmolive Co.	139,200	8,736,192
Energizer Holdings, Inc. (a)	12,400	605,864
Kimberly-Clark Corp.	208,500	12,778,965
Procter & Gamble Co.	1,019,700	65,811,438
		87,932,459
Personal Products - 0.4%
Avon Products, Inc.	341,500	8,479,445
Bare Escentuals, Inc. (a)	88,500	369,930
Herbalife Ltd.	26,800	654,724
		9,504,099
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	231,100	$ 12,562,596
TOTAL CONSUMER STAPLES		339,367,768
ENERGY - 9.7%
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (a)	38,500	1,057,980
BJ Services Co.	263,400	3,384,690
ENSCO International, Inc.	134,500	5,112,345
Global Industries Ltd. (a)	400	1,020
Hercules Offshore, Inc. (a)	31,100	226,719
Nabors Industries Ltd. (a)	555,300	7,985,214
National Oilwell Varco, Inc. (a)	729,800	21,813,722
Noble Corp.	56,200	1,810,202
Petroleum Geo-Services ASA (a)	352,950	1,757,482
Schlumberger Ltd. (NY Shares)	288,400	14,895,860
Smith International, Inc.	239,900	8,271,752
Transocean, Inc. (a)	67,700	5,573,741
Weatherford International Ltd. (a)	1,228,500	20,737,080
		92,627,807
Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.	402,900	20,322,092
Chesapeake Energy Corp.	148,900	3,271,333
Chevron Corp.	274,500	20,477,700
Concho Resources, Inc. (a)	158,700	3,372,375
ConocoPhillips	323,100	16,807,662
Continental Resources, Inc. (a)	88,400	2,863,276
Copano Energy LLC	4,800	105,744
El Paso Corp.	302,400	2,933,280
Energy Resources of Australia Ltd.	90,664	859,364
Energy Transfer Equity LP	9,600	196,800
EXCO Resources, Inc. (a)	204,000	1,874,760
Hess Corp.	130,000	7,827,300
Linn Energy LLC	9,500	158,175
OPTI Canada, Inc. (a)	186,400	496,222
Plains Exploration & Production Co. (a)	100	2,820
Range Resources Corp.	67,400	2,845,628
SandRidge Energy, Inc.	205,000	2,193,500
Southwestern Energy Co. (a)	349,400	12,445,628
Suncor Energy, Inc.	60,100	1,442,938
Sunoco, Inc.	476,400	14,530,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	165,700	$ 7,713,335
Valero Energy Corp.	173,000	3,560,340
Walter Industries, Inc.	3,800	147,250
Williams Companies, Inc.	1,209,300	25,359,021
		151,806,743
TOTAL ENERGY		244,434,550
FINANCIALS - 13.8%
Capital Markets - 1.6%
BlackRock, Inc. Class A	16,600	2,180,244
Charles Schwab Corp.	872,800	16,687,936
GFI Group, Inc.	43,400	139,314
Merrill Lynch & Co., Inc.	511,300	9,505,067
Morgan Stanley	495,400	8,654,638
State Street Corp.	59,300	2,570,655
		39,737,854
Commercial Banks - 2.2%
Capitol Bancorp Ltd.	10,300	105,472
Fifth Third Bancorp	116,701	1,266,206
KeyCorp	228,700	2,797,001
Mitsubishi UFJ Financial Group, Inc.	536,900	3,373,801
National City Corp.	424,000	1,144,800
PNC Financial Services Group, Inc.	128,400	8,560,428
Sumitomo Mitsui Financial Group, Inc.	1,706	6,838,777
Wachovia Corp.	350,500	2,246,705
Wells Fargo & Co.	809,800	27,573,690
Zions Bancorp	26,900	1,025,159
		54,932,039
Consumer Finance - 0.5%
Capital One Financial Corp.	168,600	6,595,632
Promise Co. Ltd.	127,000	2,279,428
SLM Corp. (a)	420,600	4,487,802
		13,362,862
Diversified Financial Services - 5.7%
Bank of America Corp.	1,183,000	28,593,110
CIT Group, Inc.	50,100	207,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,759,900	$ 24,022,635
JPMorgan Chase & Co.	2,187,600	90,238,502
		143,061,661
Insurance - 3.2%
ACE Ltd.	233,600	13,399,296
AMBAC Financial Group, Inc.	90,100	241,468
American International Group, Inc.	1,884,800	3,599,968
Berkshire Hathaway, Inc. Class A (a)	49	5,659,010
Everest Re Group Ltd.	161,900	12,093,930
Hartford Financial Services Group, Inc.	103,300	1,066,056
Marsh & McLennan Companies, Inc.	258,300	7,573,356
MetLife, Inc.	401,700	13,344,474
PartnerRe Ltd.	87,500	5,922,875
Prudential Financial, Inc.	35,700	1,071,000
Sony Financial Holdings, Inc.	3,294	10,712,465
Unum Group	366,600	5,773,950
XL Capital Ltd. Class A	142,700	1,384,190
		81,842,038
Real Estate Investment Trusts - 0.4%
General Growth Properties, Inc.	151,400	626,796
Vornado Realty Trust	123,500	8,712,925
		9,339,721
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	248,100	4,341,750
TOTAL FINANCIALS		346,617,925
HEALTH CARE - 13.3%
Biotechnology - 2.4%
Amgen, Inc. (a)	243,700	14,595,193
Biogen Idec, Inc. (a)	109,500	4,659,225
Celgene Corp. (a)	63,800	4,099,788
CSL Ltd.	152,995	3,718,848
Genentech, Inc. (a)	87,800	7,282,132
Genzyme Corp. (a)	144,200	10,509,296
Gilead Sciences, Inc. (a)	235,800	10,811,430
ImClone Systems, Inc. (a)	17,300	1,189,548
ONYX Pharmaceuticals, Inc. (a)	60,700	1,637,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	29,100	$ 1,104,345
Theravance, Inc. (a)	31,000	210,180
		59,817,671
Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	86,700	7,640,004
American Medical Systems Holdings, Inc. (a)	32,100	347,322
Baxter International, Inc.	384,100	23,234,209
Boston Scientific Corp. (a)	238,600	2,154,558
C.R. Bard, Inc.	58,900	5,197,925
Covidien Ltd.	464,600	20,577,134
Edwards Lifesciences Corp. (a)	35,100	1,854,684
Gen-Probe, Inc. (a)	34,600	1,628,276
Hospira, Inc. (a)	71,300	1,983,566
I-Flow Corp. (a)	20,215	114,013
Immucor, Inc. (a)	25,700	682,335
Medtronic, Inc.	264,800	10,679,384
		76,093,410
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	43,400	1,657,880
Humana, Inc. (a)	44,700	1,322,673
IPC The Hospitalist Co., Inc.	12,500	254,500
McKesson Corp.	83,800	3,083,002
Medco Health Solutions, Inc. (a)	155,874	5,915,418
Tenet Healthcare Corp. (a)	111,600	488,808
UnitedHealth Group, Inc.	217,200	5,154,156
Universal Health Services, Inc. Class B	141,700	5,957,068
WellPoint, Inc. (a)	84,200	3,272,854
		27,106,359
Health Care Technology - 0.2%
HLTH Corp. (a)	737,600	6,114,704
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	177,700	5,478,491
Pharmaceutical Product Development, Inc.	79,900	2,475,302
Thermo Fisher Scientific, Inc. (a)	52,600	2,135,560
		10,089,353
Pharmaceuticals - 6.2%
Abbott Laboratories	659,500	36,371,425
Allergan, Inc.	230,300	9,136,001
Alpharma, Inc. Class A (a)	74,500	2,332,595
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	485,300	$ 29,768,302
Merck & Co., Inc.	458,600	14,193,670
Novo Nordisk AS Series B	83,100	4,454,386
Pfizer, Inc.	1,597,900	28,298,809
Schering-Plough Corp.	439,800	6,372,702
Valeant Pharmaceuticals International (a)	153,900	2,888,703
Wyeth	668,500	21,512,330
XenoPort, Inc. (a)	14,900	619,989
		155,948,912
TOTAL HEALTH CARE		335,170,409
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.1%
General Dynamics Corp.	105,100	6,339,632
Honeywell International, Inc.	350,500	10,672,725
Lockheed Martin Corp.	331,000	28,151,550
Raytheon Co.	443,300	22,657,063
United Technologies Corp.	180,600	9,925,776
		77,746,746
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	387,400	20,059,572
FedEx Corp.	33,300	2,176,821
United Parcel Service, Inc. Class B	378,100	19,956,118
		42,192,511
Building Products - 0.0%
Masco Corp.	20,900	212,135
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	399,100	23,319,413
Construction & Engineering - 0.7%
Fluor Corp.	83,200	3,322,176
Jacobs Engineering Group, Inc. (a)	128,100	4,666,683
MasTec, Inc. (a)	135,867	1,184,760
Quanta Services, Inc. (a)	392,300	7,751,848
		16,925,467
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	275,300	3,620,195
Alstom SA	159,100	7,885,580
First Solar, Inc. (a)	6,100	876,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells AG (a)	118,900	$ 4,677,557
SolarWorld AG	97,500	2,457,347
Sunpower Corp.:
Class A (a)	22,600	882,756
Class B (a)	19,100	565,551
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	599,800	10,496,500
Vestas Wind Systems AS (a)	47,600	1,949,682
		33,411,738
Industrial Conglomerates - 0.9%
General Electric Co.	696,600	13,590,666
Siemens AG sponsored ADR	153,200	9,214,980
		22,805,646
Machinery - 2.7%
Caterpillar, Inc.	71,000	2,710,070
Cummins, Inc.	222,700	5,756,795
Danaher Corp.	339,000	20,082,360
Deere & Co.	275,900	10,638,704
Eaton Corp.	219,400	9,785,240
Illinois Tool Works, Inc.	157,900	5,272,281
Navistar International Corp. (a)	155,500	4,683,660
Sulzer AG (Reg.)	110,079	6,497,650
Vallourec SA	20,100	2,248,365
		67,675,125
Road & Rail - 0.6%
Union Pacific Corp.	214,900	14,348,873
TOTAL INDUSTRIALS		298,637,654
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 3.2%
Ciena Corp. (a)	1,020,000	9,802,200
Cisco Systems, Inc. (a)	311,600	5,537,132
Comverse Technology, Inc. (a)	868,000	6,310,360
Harris Corp.	107,500	3,864,625
Juniper Networks, Inc. (a)	2,356,950	44,169,243
Sycamore Networks, Inc. (a)	3,271,421	10,926,546
ZTE Corp. (H Shares)	51,200	115,773
		80,725,879
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.3%
Apple, Inc. (a)	309,600	$ 33,309,864
Electronic Equipment & Components - 0.0%
Itron, Inc. (a)	17,200	833,856
Internet Software & Services - 1.2%
eBay, Inc. (a)	131,800	2,012,586
Google, Inc. Class A (sub. vtg.) (a)	53,300	19,153,888
GSI Commerce, Inc. (a)	64,994	672,688
Move, Inc. (a)	2,648,994	4,450,310
VistaPrint Ltd. (a)	179,700	3,067,479
Yahoo!, Inc. (a)	85,900	1,101,238
		30,458,189
IT Services - 0.9%
Telvent GIT SA	562,049	6,643,419
Visa, Inc.	290,600	16,084,710
		22,728,129
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	320,000	5,552,000
Analog Devices, Inc.	229,800	4,908,528
Applied Materials, Inc.	2,076,800	26,811,488
ASML Holding NV (NY Shares)	1,539,200	27,012,960
Brooks Automation, Inc. (a)	393,000	2,692,050
Cirrus Logic, Inc. (a)	233,103	1,338,011
Cymer, Inc. (a)	29,800	729,206
Eagle Test Systems, Inc. (a)	346,600	5,247,524
Linear Technology Corp.	47,600	1,079,568
Mattson Technology, Inc. (a)	54,900	143,838
MEMC Electronic Materials, Inc. (a)	22,100	406,198
Micron Technology, Inc. (a)	1,281,600	6,036,336
Novellus Systems, Inc. (a)	1,400	22,120
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,860,500	15,367,730
Tokyo Electron Ltd.	359,100	11,973,170
Varian Semiconductor Equipment Associates, Inc. (a)	117,300	2,301,426
Verigy Ltd. (a)	293,400	4,254,300
Xilinx, Inc.	225,500	4,153,710
		120,030,163
Software - 4.0%
Activision Blizzard, Inc. (a)	241,900	3,014,074
Microsoft Corp.	3,715,600	82,969,348
Nintendo Co. Ltd.	28,200	8,798,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	193,400	$ 3,537,286
Quest Software, Inc. (a)	135,800	1,799,350
		100,118,458
TOTAL INFORMATION TECHNOLOGY		388,204,538
MATERIALS - 2.7%
Chemicals - 1.7%
Albemarle Corp.	120,800	2,941,480
CF Industries Holdings, Inc.	11,200	718,928
E.I. du Pont de Nemours & Co.	173,600	5,555,200
Ecolab, Inc.	138,300	5,153,058
Monsanto Co.	249,476	22,198,374
Potash Corp. of Saskatchewan, Inc.	8,700	741,762
Praxair, Inc.	43,900	2,860,085
Solutia, Inc. (a)	177,300	1,709,172
The Mosaic Co.	28,700	1,131,067
		43,009,126
Containers & Packaging - 0.4%
Ball Corp.	33,700	1,152,540
Crown Holdings, Inc. (a)	101,800	2,054,324
Owens-Illinois, Inc. (a)	70,800	1,619,904
Pactiv Corp. (a)	16,100	379,316
Rock-Tenn Co. Class A	102,200	3,107,902
Temple-Inland, Inc.	402,400	2,386,232
		10,700,218
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd.	70,800	1,952,901
AK Steel Holding Corp.	165,100	2,298,192
Alcoa, Inc.	82,600	950,726
Barrick Gold Corp.	64,600	1,476,510
Century Aluminum Co. (a)	92,200	1,158,954
Freeport-McMoRan Copper & Gold, Inc. Class B	38,500	1,120,350
Goldcorp, Inc.	106,700	1,994,541
Newmont Mining Corp.	12,900	339,786
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	73,500	$ 2,977,485
United States Steel Corp.	15,700	579,016
		14,848,461
TOTAL MATERIALS		68,557,805
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	1,764,800	47,243,696
Global Crossing Ltd. (a)	1,109,336	7,388,178
Level 3 Communications, Inc. (a)	784,400	823,620
Qwest Communications International, Inc.	264,000	755,040
Verizon Communications, Inc.	856,600	25,415,322
		81,625,856
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	387,100	12,507,201
Clearwire Corp. (a)	803,100	6,962,877
Sprint Nextel Corp.	934,100	2,923,733
		22,393,811
TOTAL TELECOMMUNICATION SERVICES		104,019,667
UTILITIES - 3.7%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	128,800	3,883,320
American Electric Power Co., Inc.	169,900	5,543,837
Duke Energy Corp.	385,700	6,317,766
Edison International	43,000	1,530,370
Entergy Corp.	140,000	10,927,000
Exelon Corp.	256,100	13,890,864
FirstEnergy Corp.	103,000	5,372,480
Northeast Utilities	39,300	886,608
PPL Corp.	112,200	3,682,404
Progress Energy, Inc.	78,800	3,102,356
		55,137,005
Gas Utilities - 0.1%
Questar Corp.	54,500	1,878,070
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	37,600	299,672
Clipper Windpower PLC (a)	91,700	317,284
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	88,500	$ 2,142,585
Dynegy, Inc. Class A (a)	185,300	674,492
NRG Energy, Inc. (a)	103,700	2,411,025
		5,845,058
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	68,400	787,968
CMS Energy Corp.	70,000	717,500
Dominion Resources, Inc.	198,800	7,212,464
DTE Energy Co.	54,700	1,930,910
Public Service Enterprise Group, Inc.	227,700	6,409,755
Puget Energy, Inc.	46,800	1,096,524
Sempra Energy	164,200	6,993,278
TECO Energy, Inc.	156,000	1,800,240
Xcel Energy, Inc.	183,600	3,198,312
		30,146,951
TOTAL UTILITIES		93,007,084
TOTAL COMMON STOCKS (Cost $2,264,869,153)		2,393,817,290
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.4%
Commercial Banks - 0.4%
East West Bancorp, Inc. Series A, 8.00%	200	226,000
Wachovia Corp. 7.50%	15,600	10,374,000
		10,600,000
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	54,000	2,592,648
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,104,765)		13,192,648
Corporate Bonds - 0.0%
	Principal Amount	Value
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	$ 410,000	$ 468,261
Nonconvertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 12/15/16	1,198,000	461,230
TOTAL CORPORATE BONDS (Cost $1,017,477)		929,491
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 1.81% (b) (Cost $82,253,007)	82,253,007	82,253,007
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $13,155,000)	$ 13,155,188	13,155,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,373,399,402)		2,503,347,436
NET OTHER ASSETS - 0.5%		12,705,178
NET ASSETS - 100%		$ 2,516,052,614
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $716,040 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,155,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 3,140,216
Banc of America Securities LLC	7,373,448
Barclays Capital, Inc.	1,670,328
Credit Suisse Securities (USA) LLC	668,131
Deutsche Bank Securities, Inc.	302,877
$ 13,155,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,472
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,503,347,436	$ 2,347,265,014	$ 156,082,422	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,399,666,523. Net unrealized appreciation aggregated $103,680,913, of which $169,056,608 related to appreciated investment securities and $65,375,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Large Cap
Value Fund

October 31, 2008

1.884765.100

LPV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	159,600	$ 1,423,632
Diversified Consumer Services - 0.5%
H&R Block, Inc.	73,100	1,441,532
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	49,900	2,890,707
Household Durables - 1.6%
Leggett & Platt, Inc.	85,100	1,477,336
Snap-On, Inc.	39,800	1,470,610
Whirlpool Corp.	28,000	1,306,200
		4,254,146
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	49,000	1,424,430
Media - 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	44,700	1,256,070
Liberty Media Corp. - Entertainment Class A (a)	69,900	1,125,390
		2,381,460
Specialty Retail - 0.5%
Sherwin-Williams Co.	21,700	1,234,947
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	96,100	1,678,867
NIKE, Inc. Class B	47,600	2,743,188
Phillips-Van Heusen Corp.	44,900	1,100,499
VF Corp.	24,100	1,327,910
		6,850,464
TOTAL CONSUMER DISCRETIONARY		21,901,318
CONSUMER STAPLES - 9.2%
Beverages - 1.3%
Anheuser-Busch Companies, Inc.	38,600	2,394,358
Constellation Brands, Inc. Class A (sub. vtg.) (a)	101,600	1,274,064
		3,668,422
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)	42,200	1,485,440
Kroger Co.	88,500	2,430,210
Wal-Mart Stores, Inc.	25,000	1,395,250
		5,310,900
Food Products - 1.0%
Ralcorp Holdings, Inc. (a)	40,700	2,754,576
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.3%
Kimberly-Clark Corp.	44,300	$ 2,715,147
Procter & Gamble Co.	95,600	6,170,024
		8,885,171
Personal Products - 0.4%
Avon Products, Inc.	46,900	1,164,527
Tobacco - 1.2%
Altria Group, Inc.	167,100	3,206,649
TOTAL CONSUMER STAPLES		24,990,245
ENERGY - 16.3%
Energy Equipment & Services - 2.4%
Helmerich & Payne, Inc.	57,900	1,986,549
Noble Corp.	44,200	1,423,682
Patterson-UTI Energy, Inc.	112,000	1,486,240
Tidewater, Inc.	36,400	1,587,404
		6,483,875
Oil, Gas & Consumable Fuels - 13.9%
Chevron Corp.	109,200	8,146,320
Cimarex Energy Co.	65,600	2,654,176
ConocoPhillips	139,700	7,267,194
Exxon Mobil Corp.	211,700	15,691,205
Valero Energy Corp.	118,700	2,442,846
Walter Industries, Inc.	39,800	1,542,250
		37,743,991
TOTAL ENERGY		44,227,866
FINANCIALS - 25.1%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	30,600	2,830,500
Commercial Banks - 7.4%
BB&T Corp.	88,400	3,169,140
PNC Financial Services Group, Inc.	62,100	4,140,207
SunTrust Banks, Inc.	53,300	2,139,462
U.S. Bancorp, Delaware	53,500	1,594,835
Wells Fargo & Co.	266,600	9,077,730
		20,121,374
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.3%
Capital One Financial Corp.	91,300	$ 3,571,656
Diversified Financial Services - 8.3%
Bank of America Corp.	257,700	6,228,609
Citigroup, Inc.	306,800	4,187,820
CME Group, Inc.	4,000	1,128,600
JPMorgan Chase & Co.	268,500	11,075,625
		22,620,654
Insurance - 5.8%
ACE Ltd.	51,600	2,959,776
Berkshire Hathaway, Inc. Class B (a)	600	2,304,000
Endurance Specialty Holdings Ltd.	59,000	1,784,160
Hartford Financial Services Group, Inc.	22,100	228,072
Loews Corp.	100,400	3,334,284
MetLife, Inc.	77,800	2,584,516
Prudential Financial, Inc.	30,800	924,000
W.R. Berkley Corp.	62,600	1,644,502
		15,763,310
Real Estate Investment Trusts - 0.7%
Public Storage	23,600	1,923,400
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	91,100	1,713,591
TOTAL FINANCIALS		68,544,485
HEALTH CARE - 13.0%
Biotechnology - 3.5%
Amgen, Inc. (a)	104,000	6,228,560
Biogen Idec, Inc. (a)	22,200	944,610
Genentech, Inc. (a)	15,000	1,244,100
Gilead Sciences, Inc. (a)	27,000	1,237,950
		9,655,220
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	10,700	647,243
Boston Scientific Corp. (a)	221,900	2,003,757
Hill-Rom Holdings, Inc.	58,800	1,338,288
		3,989,288
Health Care Providers & Services - 1.6%
Lincare Holdings, Inc. (a)	50,100	1,320,135
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	61,000	$ 1,681,770
Universal Health Services, Inc. Class B	33,200	1,395,728
		4,397,633
Pharmaceuticals - 6.4%
Abbott Laboratories	44,500	2,454,175
Johnson & Johnson	74,800	4,588,232
Pfizer, Inc.	514,900	9,118,879
Watson Pharmaceuticals, Inc. (a)	42,600	1,114,842
		17,276,128
TOTAL HEALTH CARE		35,318,269
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	65,100	1,982,295
Building Products - 0.4%
Owens Corning (a)	73,500	1,156,155
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	170,700	1,778,694
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	48,400	1,497,980
Emerson Electric Co.	60,100	1,967,073
		3,465,053
Industrial Conglomerates - 4.8%
General Electric Co.	673,700	13,143,887
Machinery - 0.6%
Cummins, Inc.	63,900	1,651,815
Road & Rail - 0.5%
CSX Corp.	28,700	1,312,164
TOTAL INDUSTRIALS		24,490,063
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	37,000	1,416,360
International Business Machines Corp.	14,500	1,348,065
		2,764,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Accenture Ltd. Class A	40,000	$ 1,322,000
Affiliated Computer Services, Inc. Class A (a)	33,500	1,373,500
		2,695,500
Semiconductors & Semiconductor Equipment - 0.5%
LSI Corp. (a)	350,900	1,350,965
Software - 0.6%
Symantec Corp. (a)	131,900	1,659,302
TOTAL INFORMATION TECHNOLOGY		8,470,192
MATERIALS - 3.7%
Chemicals - 1.4%
Airgas, Inc.	21,200	813,232
Lubrizol Corp.	39,600	1,488,168
Terra Industries, Inc.	66,700	1,466,733
		3,768,133
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	64,100	1,466,608
Pactiv Corp. (a)	53,900	1,269,884
Rock-Tenn Co. Class A	26,640	810,122
		3,546,614
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	36,600	987,834
Reliance Steel & Aluminum Co.	70,100	1,755,304
		2,743,138
TOTAL MATERIALS		10,057,885
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	291,700	7,808,809
Embarq Corp.	22,200	666,000
Qwest Communications International, Inc.	279,900	800,514
Verizon Communications, Inc.	159,800	4,741,266
		14,016,589
UTILITIES - 6.3%
Electric Utilities - 0.8%
FirstEnergy Corp.	40,000	2,086,400
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.0%
Energen Corp.	30,900	$ 1,037,313
Questar Corp.	46,200	1,592,052
		2,629,365
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	126,100	1,005,017
Calpine Corp. (a)	170,700	1,997,190
		3,002,207
Multi-Utilities - 3.4%
Dominion Resources, Inc.	40,700	1,476,596
MDU Resources Group, Inc.	81,500	1,484,115
OGE Energy Corp.	53,100	1,449,630
PG&E Corp.	91,200	3,344,304
Wisconsin Energy Corp.	36,800	1,600,800
		9,355,445
TOTAL UTILITIES		17,073,417
TOTAL COMMON STOCKS (Cost $245,705,492)		269,090,329
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.81% (b) (Cost $3,034,740)	3,034,740	3,034,740
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $248,740,232)		272,125,069
NET OTHER ASSETS - (0.1)%		(145,331)
NET ASSETS - 100%		$ 271,979,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,837
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 272,125,069	$ 272,125,069	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $249,000,573. Net unrealized appreciation aggregated $23,124,496, of which $24,283,217 related to appreciated investment securities and $1,158,721 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Utilities Fund

October 31, 2008

1.809082.104

UIF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	265,900	$ 2,398
TELECOMMUNICATION SERVICES - 40.6%
Diversified Telecommunication Services - 37.8%
AT&T, Inc.	6,497,763	173,944
Level 3 Communications, Inc. (a)(d)	1,586,000	1,665
Qwest Communications International, Inc. (d)	1,532,400	4,383
Verizon Communications, Inc. (d)	3,227,741	95,767
		275,759
Wireless Telecommunication Services - 2.8%
MetroPCS Communications, Inc. (a)(d)	290,700	3,994
NII Holdings, Inc. (a)	265,400	6,837
Sprint Nextel Corp.	3,031,400	9,488
		20,319
TOTAL TELECOMMUNICATION SERVICES		296,078
UTILITIES - 54.4%
Electric Utilities - 33.9%
Allegheny Energy, Inc.	462,300	13,938
American Electric Power Co., Inc.	918,100	29,958
DPL, Inc.	282,900	6,453
Duke Energy Corp.	1,342,900	21,997
Edison International	249,700	8,887
Entergy Corp.	261,302	20,395
Exelon Corp.	849,909	46,099
FirstEnergy Corp.	701,700	36,601
FPL Group, Inc.	488,700	23,086
Great Plains Energy, Inc.	120,599	2,344
ITC Holdings Corp.	141,600	5,746
Northeast Utilities	181,100	4,086
Pepco Holdings, Inc.	209,100	4,318
PPL Corp.	114,627	3,762
Progress Energy, Inc.	379,238	14,931
Sierra Pacific Resources	258,200	2,140
Westar Energy, Inc.	107,800	2,101
		246,842
Gas Utilities - 2.4%
AGL Resources, Inc.	105,971	3,222
Atmos Energy Corp.	156,200	3,791
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Energen Corp.	100,500	$ 3,374
Questar Corp.	176,700	6,089
UGI Corp.	44,919	1,072
		17,548
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	699,700	5,577
Calpine Corp. (a)	300,309	3,514
Constellation Energy Group, Inc.	181,663	4,398
Reliant Energy, Inc. (a)	57,900	304
		13,793
Multi-Utilities - 16.2%
Alliant Energy Corp.	123,100	3,617
CenterPoint Energy, Inc.	101,500	1,169
CMS Energy Corp.	239,700	2,457
Dominion Resources, Inc.	648,900	23,542
NiSource, Inc.	203,693	2,640
OGE Energy Corp.	108,428	2,960
PG&E Corp.	387,700	14,217
Public Service Enterprise Group, Inc.	793,244	22,330
Puget Energy, Inc.	132,400	3,102
Sempra Energy	418,700	17,832
TECO Energy, Inc.	653,000	7,536
Xcel Energy, Inc.	955,300	16,641
		118,043
TOTAL UTILITIES		396,226
TOTAL COMMON STOCKS (Cost $910,551)		694,702
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.81% (b)	22,923,891	$ 22,924
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	14,689,450	14,689
TOTAL MONEY MARKET FUNDS (Cost $37,613)		37,613
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $948,164)		732,315
NET OTHER ASSETS - (0.5)%		(3,704)
NET ASSETS - 100%		$ 728,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 438
Fidelity Securities Lending Cash Central Fund	212
Total	$ 650
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 732,315	$ 732,315	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $967,083,000. Net unrealized depreciation aggregated $234,768,000, of which $6,004,000 related to appreciated investment securities and $240,772,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008